Item 1. Report to Stockholders:
-------------------------------

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam
Small Cap Growth
Fund

6 | 30 | 05

Annual Report

[GRAPHICS OMITTED: VINEYARD COVER, SCALE AND LOGO]

GROWTH FUNDS
look for stocks of
companies that
have the potential
to grow over time.


What makes Putnam different?

[GRAPHIC OMITTED: FOUNDER]

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

[GRAPHIC OMITTED: JUSTICE SAMUEL PUTNAM 1830]

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their advisors can build diversified portfolios.

A commitment to doing what's right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial advisors, make informed investment decisions with confidence.


Putnam
Small Cap Growth
Fund

6 | 30 | 05

Annual Report

Message from the Trustees                   2
About the fund                              4
The year in review                          7
Performance                                12
Expenses                                   15
Turnover                                   17
Risk                                       18
Your fund's management                     19
Terms and definitions                      22
Trustee approval of management contract    24
Other information for shareholders         29
Financial statements                       30
Shareholder meeting results                59
Federal tax information                    60
Brokerage commissions                      61
About the Trustees                         62
Officers                                   68


Cover photograph: Vineyard, Napa County, California[C] Charles O'Rear



Message from the Trustees

Dear Fellow Shareholder

During the period ended June 30, 2005, the Federal Reserve Board's more restrictive monetary policy, along with high energy prices, began to moderate the pace of economic expansion. International markets generally outperformed stock and bond markets in the United States. However, the U.S. dollar strengthened against foreign currencies, partially offsetting the effects of these gains. Amid the uncertainties of this environment, the in-depth, professional research and active management that mutual funds can provide makes them an intelligent choice for today's investors.

We want you to know that Putnam Investments' management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on investment performance and remains committed to putting the interests of shareholders first. In keeping with these goals, we have redesigned and expanded our shareholder reports to make it easier for you to learn more about your fund.

More information about your fund's strategy and history has been added to this report. We have also included additional information about your fund's management team, including compensation data pertaining to your fund. Furthermore, on 4 we provide information about the 2005 approval by the Trustees of your fund's management contract with Putnam.


We would also like to take this opportunity to announce the retirement of one of your fund's Trustees, Ronald J. Jackson, who has been an independent Trustee of the Putnam funds since 1996. We thank him for his service.

In the following pages, members of your fund's management team discuss the fund's performance, strategies, and their outlook for the months ahead.

Respectfully yours,

/S/ GEORGE PUTNAM, III
George Putnam, III
President of the Funds

/S/ JOHN A. HILL
John A. Hill
Chairman of the Trustees

August 17, 2005


[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Putnam Small Cap Growth Fund: seeking companies with new ideas -- and big futures


[GRAPHIC OMITTED: ACORN]

The saying "mighty oaks from tiny acorns grow" could be the motto of Putnam Small Cap Growth Fund. The goal of the fund's management team is to uncover small companies that have the potential to grow and prosper, at which point the fund can sell the stock at a profit. These companies can be start-ups or several years old. What they generally have in common is the development of a product or service that fills a well-defined need in the marketplace.

Small-capitalization companies can be more nimble than more established firms. They can move quickly to develop a new product or service that captures a customer base with little or no immediate competition. Many are in the early stages of their corporate lives and, if successful, may experience significant growth.

Small-cap stocks generally react differently to economic conditions than their large-cap counterparts, so including both in your portfolio is one way to diversify your holdings. An uptick in the economy can make it easier for start-ups and smaller companies to get capital to finance their operations.

Larger, blue-chip companies are carefully tracked by Wall Street analysts. As a result, investors can readily find information about those companies' financials and business prospects. For smaller companies, however, there are simply too many stocks and too few analysts for extensive research. This reduced level of coverage means that in-house research, such as that provided by Putnam's equity analysts, is key to uncovering these diamonds in the rough.



Putnam Small Cap Growth Fund holdings have spanned many sectors and industries over time.


[GRAPHICS OMITTED: COMPUTER CHIP, HEADPHONES, GRADUATION CAP AND SHOPPING BAG]

1998

Technology;
Retail

GeoTel
Communications
software

Coldwater Creek's
women's apparel

1999

Technology;
Media

QLogic
networking

Cumulus Media
radio broadcasting

2001

Health care;
Education

AmSurg
ambulatory surgery

Career Education
career development

2002

Retail;
Consumer goods

Restoration Hardware
retail

The Yankee Candle
Company
consumer goods


Of course, not every stock becomes the next Apple or Microsoft. Markets can be volatile for rapidly growing companies, and the growth potential offered by these small-cap stocks comes with an increased risk of greater price fluctuations.

Since the inception of Putnam Small Cap Growth Fund in late 1997, the portfolio management team has worked closely with Putnam's analysts to uncover opportunities. With intensive research into a company's financial health and future prospects, as well as industry trends, the team uses a variety of resources to identify the small-cap growth candidates that might grow into "mighty oaks."

In-depth analysis is key to successful stock selection.

Drawing on the expertise of a dedicated team of stock analysts, the fund's management team seeks attractive growth stocks. Once a stock is selected for the portfolio, it is regularly assessed by members of the team to ensure that it continues to meet their criteria, including:

Growth They examine each company's financials, including its sales and earnings, and target those believed to offer growth potential.

Quality They look for high-quality companies, seeking characteristics such as solid management teams, sound business models, a record of strong performance, and high levels of free-cash flow.

Valuation They carefully consider how each stock is valued, seeking stocks whose valuations are attractive relative to the company's growth potential.

[GRAPHICS OMITTED: FLIM REAL AND SHOPPING BASKET]

2004

Lodging/tourism;
Entertainment

Netflix
DVD-by-mail rental

La Quinta
hotels

Lions Gate
Entertainment
movies

2005

Retail;
Internet software

The Pantry
convenience stores

aQuantive
online advertising tracking

Identified holdings were held during the specific year; they will vary over time. The fund may not have continued to hold the security in the portfolio, and may have sold it at a loss. Performance of identified holdings in a year may not be representative of the fund's returns during the same period. Securities purchased in the future may not generate similar returns. This is not an offer to sell or a recommendation to buy any individual security. For more information on current fund holdings, see page 9.


Putnam Small Cap Growth Fund invests mainly in small U.S. companies believed to have the potential for strong growth. The fund targets stocks across a range of industry sectors. It may be appropriate for investors who are seeking capital appreciation potential from stocks of small companies.

------------------------------------------------------------------------------
Highlights

* For the 12 months ended June 30, 2005, Putnam Small Cap Growth Fund's class A shares returned 9.61% at net asset value (without sales charges).

* The fund's primary benchmark, the Russell 2000 Growth Index, returned 4.29% for the period. Its secondary benchmark, the Russell 2500 Growth Index, returned 7.46%.

* The average return for the fund's Lipper category, Small-Cap Growth Funds, was 5.42%.

* Additional fund performance, comparative performance, and Lipper data can be found in the performance section beginning on page 12.

------------------------------------------------------------------------------
Performance

Total return for class A shares for periods ended 6/30/05

------------------------------------------------------------------------------
                                      Annualized return     Cumulative return
                                      NAV           POP     NAV           POP
------------------------------------------------------------------------------
Life of fund (inception: 12/31/97)  17.57%        16.73% 236.71%       219.06%
------------------------------------------------------------------------------
5 years                             -1.14         -2.20   -5.58        -10.53
------------------------------------------------------------------------------
1 year                               9.61          3.86    9.61          3.86
------------------------------------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnam.com. For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower. A short-term trading fee of up to 2% may apply.


Report from the fund managers

The year in review

In this period of modest market performance for U.S. stocks, we are pleased to report that your fund delivered solid returns for the 12 months ended June 30, 2005. Based on results at net asset value (NAV, or without sales charges), the fund outperformed both of its benchmarks, the Russell 2000 Growth Index and the Russell 2500 Growth Index, and significantly outpaced the average for its Lipper peer group. The key to this outperformance was consistently successful stock selection. We identified and took advantage of strong performers in industries as diverse as defense, homebuilding, retail, and software. Sector weightings did not play an appreciable role during this period; rather, the fund was rewarded by its holdings across a range of sectors, which benefited from price appreciation in this variable market.

Market overview

The 12 months ended June 30, 2005, proved to be a volatile period for U.S. equity markets. While the backdrop for stocks was generally favorable -- a gently expanding economy, uneven but improving job creation, and generally solid corporate profits -- investor concern over rising interest rates and soaring energy prices undercut the market's progress as the period wore on. Interest-rate concerns stemmed from the Federal Reserve Board's (the Fed's) implementation of interest-rate increases designed to control the pace of economic growth by raising historically low interest rates to what it considered more normal levels. The second factor affecting the markets was a dramatic spike in oil prices that surpassed the previously unheard-of level of $60 per barrel in June. These high prices stemmed from worldwide demand, along with concerns over political unrest in supplier countries, and dampened investors' taste for stocks.

For the first half of the period, equity prices fluctuated with the direction of oil prices. Uncertainty regarding the November presidential election exacerbated investor unease. Following the election, several events, including a short-lived decline in oil prices, solid corporate earnings data, and good economic indicators, revived investors; as a result, equity prices rose and major indexes reached levels not experienced since 2001. This continued through the second half of your fund's fiscal year as equity markets were further buoyed by signs of a healthy U.S. economy and the threat of inflation subsided.

Strategy overview

Your fund relies primarily on bottom-up stock-picking to pursue returns in excess of its benchmark. Although top-down macroeconomic, market, and sector analysis is part of our process, it is secondary to our stock-picking focus. We use quantitative techniques to examine our small-cap growth universe for opportunities and we target companies with sound business models and steadily growing cash flows. In selecting stocks for the portfolio, we carefully assess the underlying value of each company's business. While a company's stock price may fluctuate, this underlying value is crucial in determining its long-term growth potential.

To find stocks whose current market prices we believe to be less than their fundamental worth, we consider factors such as future earnings-growth potential and ability to generate cash over the long term. We also consider the attractiveness of a company compared to other firms in its industry and the direction of earnings estimate revisions. Once a stock reaches what we believe to be its fair value, we reduce or eliminate the fund's position in that stock and reinvest the proceeds in securities that we believe have greater potential for long-term appreciation.

------------------------------------------------------------------------------
Market sector performance

These indexes provide an overview of performance in different market sectors for the 12 months ended 6/30/05.

------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
Russell 2000 Growth Index (small-company growth stocks)                  4.29%
------------------------------------------------------------------------------
Russell 2000 Value Index (small-company value stocks)                   14.39%
------------------------------------------------------------------------------
Russell 2500 Growth Index (growth stocks of small and midsize companies) 7.46%
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                       6.32%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                          6.80%
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency securities)       6.65%
------------------------------------------------------------------------------
Citigroup World Government Bond Index (global government bonds)          7.61%
------------------------------------------------------------------------------

During the period, while technology as a sector did not outperform, our successful stock selection within that sector elevated it to the best-performing area of the portfolio for the period. Other sectors that benefited the fund's performance included consumer cyclicals, financials, energy, and health care.

Your fund's holdings

Consistent with the fund's strategy of pursuing growth opportunities across industries and sectors, contributors to the fund's strong relative performance at net asset value for the one-year period came from a wide variety of companies. In the advertising/marketing industry, the fund benefited greatly from our position in aQuantive. This digital marketing company enhances advertisers' ability to reach customers -- and just as importantly, to measure the effectiveness of online ad campaigns. aQuantive and its subsidiaries have developed proprietary software that tracks online shoppers as they click from their first viewing of an online ad all the way through to actually ordering the final product. Technology holding Comtech Telecommunications rose over 40% in only seven months, and contributed substantially to returns. The company designs and produces systems for satellite, cell phone, and wireless line-of-sight systems that are used to transmit voice, video, and data over the Internet.


------------------------------------------------------------------------------
Comparison of top industry weightings

This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

[GRAPHIC OMITTED: horizontal bar chart COMPARISON OF TOP INDUSTRY WEIGHTINGS]


                                 as of 12/31/04      as of 6/30/05
Medical
technology                                 6.3%               8.4%
------------------------------------------------------------------------------

Retail                                     6.3%               5.8%
------------------------------------------------------------------------------

Health-care
services                                   5.8%               5.5%
------------------------------------------------------------------------------

Banking                                    4.7%               4.5%
------------------------------------------------------------------------------

Technology
services                                   4.5%               4.4%
------------------------------------------------------------------------------


The Pantry, Inc. is the leading convenience store operator in the southeastern United States and controls the third-largest number of independent convenience stores in the country. This company's business plan involves acquiring a steady stream of small, independent stores in prime locations. Once it buys the stores, The Pantry introduces its state-of-the-art distribution, merchandising, and tracking systems, lowering its bottom-line expenses while retaining convenience-store prices. This stock has been a winning performer for us and it remains a portfolio favorite.

Several holdings in the fund benefited throughout the fiscal year from the nation's ongoing boom in homebuilding and construction. As demand continues to outstrip supply, the stocks of companies like Brookfield Homes, which develops and builds housing throughout the United States and Canada, and NVR, which offers both homebuilding and mortgage services, have continued to reward the fund. Also gaining strength from the demand for construction was our position in Labor Ready, the leading U.S. provider of temporary manual laborers for small business and light industry.

------------------------------------------------------------------------------
Top holdings

This table shows the fund's top holdings, and the percentage of the fund's net assets that each comprised, as of 6/30/05. The fund's holdings will change over time.

------------------------------------------------------------------------------
Holding (percent of fund's net assets)      Industry
------------------------------------------------------------------------------
Pantry, Inc. (The) (1.3%)                   Retail
------------------------------------------------------------------------------
Dade Behring Holdings, Inc. (1.1%)          Medical technology
------------------------------------------------------------------------------
K-Swiss, Inc. Class A (1.1%)                Textiles
------------------------------------------------------------------------------
Premiere Global Services, Inc. (1.1%)       Telecommunications
------------------------------------------------------------------------------
CAL Dive International, Inc. (1.0%)         Energy
------------------------------------------------------------------------------
Valueclick, Inc. (1.0%)                     Consumer services
------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. (1.0%)      Medical technology
------------------------------------------------------------------------------
WESCO International, Inc. (1.0%)            Electrical equipment
------------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd. (1.0%)          Pharmaceuticals
------------------------------------------------------------------------------
Immucor, Inc. (0.9%)                        Medical technology
------------------------------------------------------------------------------


While a number of the fund's stocks benefited performance, there were several disappointments. RSA Security develops systems to safeguard or ga ni zations' data from non-authorized in for m ation access and identity theft. RSA Security commands a healthy market share and anticipated a spike in earnings growth. Its efforts to expand a related software line, however, proved to be a drag on profits. The company missed its earnings target, and its share price fell as a result. We reduced the fund's position substantially during the year and eliminated it shortly after the period's end.

Another holding that underperformed our expectations was AK Steel, a manufacturer of flat-rolled and tubular steel products for cars, appliances, and manufacturing. We felt that the opening of the Chinese market would boost sales incrementally for the company; it did not and the company missed its earnings target. We continue to maintain the fund's position in this stock, however, given our belief that its very low price does not adequately reflect the company's growth prospects.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

------------------------------------------------------------------------------
The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Our market strategists believe that continued interest-rate increases, slowing economic and earnings growth, and investor risk aversion will constrain stock-market returns over the first part of the fund's new fiscal year. Furthermore, we believe 2005 may prove challenging for markets overall. Leading indicators of economic activity have softened this year, indicating that Fed policy is beginning to affect the pace of economic activity. Our forecasters believe that with the best part of the economic and profits cycles now past, opportunities will become increasingly rare for the balance of the calendar year.

As always, when we consider the outlook for your fund, we are more concerned with the long-term potential of individual companies than with short-term developments in the economy or the markets. We believe investors' long-term goals are best served by our bottom-up approach to stock selection, which relies heavily on fundamental research and analysis. Regardless of the direction the market takes in the months ahead, we will continue to conduct intensive research in order to identify a wide array of companies with the potential to reward investors over time.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.



Your fund's performance

This section shows your fund's performance during its fiscal year, which ended June 30, 2005. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com.



------------------------------------------------------------------------------
Fund performance

Total return for periods ended 6/30/05

-------------------------------------------------------------------------------------------------------------
                   Class A             Class B             Class C             Class M           Class R
(inception dates)  (12/31/97)          (3/18/02)           (3/18/02)           (3/18/02)         (12/1/03)
-------------------------------------------------------------------------------------------------------------
                   NAV       POP       NAV       CDSC      NAV       CDSC      NAV       POP       NAV
-------------------------------------------------------------------------------------------------------------
Life of fund    236.71%   219.06%   218.39%   218.39%   218.39%   218.39%   224.60%   213.41%   230.41%
Annual average   17.57     16.73     16.70     16.70     16.70     16.70     17.00     16.45     17.28
-------------------------------------------------------------------------------------------------------------
5 years          -5.58    -10.53     -9.05    -10.60     -9.05     -9.05     -7.83    -11.05     -6.72
Annual average   -1.14     -2.20     -1.88     -2.22     -1.88     -1.88     -1.62     -2.31     -1.38
-------------------------------------------------------------------------------------------------------------
1 year            9.61      3.86      8.81      3.81      8.81      7.81      9.05      5.23      9.32
-------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively (which for class M shares does not reflect a reduction in sales charges that went into effect on April 1, 2005; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

For a portion of the period, this fund was sold on a limited basis with limited assets and expenses.
Had expenses not been limited, returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.



------------------------------------------------------------------------------
Change in the value of a $10,000 investment ($9,475 after sales charge)

Cumulative total return from 12/31/97 to 6/30/05

[GRAPHIC OMITTED: worm chart CHANGE IN THE VALUE OF A $10,000 INVESTMENT]


               Putnam Small
                 Cap Growth
               Fund class A   Russell 2000   Russell 2500
              shares at POP   Growth Index   Growth Index

12/31/97              9,475         10,000         10,000
6/30/98              11,728         10,681         10,695
6/30/99              16,726         11,567         12,054
6/30/00              33,791         14,851         17,382
6/30/01              28,280         11,385         13,214
6/30/02              21,741          8,538          9,816
6/30/03              22,191          8,597         10,219
6/30/04              29,108         11,309         13,298
6/30/05             $31,906        $11,794        $14,290

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $31,839 and $31,839, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund's class M shares would have been valued at $32,460 ($31,341 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $33,041. See first page of performance section for performance calculation method.

------------------------------------------------------------------------------
Comparative index returns

For periods ended 6/30/05

------------------------------------------------------------------------------
                     Russell 2000   Russell 2500  Lipper Small-Cap Growth
                     Growth Index   Growth Index  Funds category average*
------------------------------------------------------------------------------
Life of fund            17.94%         42.90%             59.27%
Annual average           2.22           4.87               5.54
------------------------------------------------------------------------------
5 years                -20.59         -17.79             -10.77
Annual average          -4.51          -3.84              -3.57
------------------------------------------------------------------------------
1 year                   4.29           7.46               5.42
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 1-year, 5-year, and life-of-fund periods ended 6/30/05, there were 522, 320, and 200 funds, respectively, in this Lipper category.



------------------------------------------------------------------------------
Price and distribution information

For the 12 month period ended 6/30/05

----------------------------------------------------------------------------------------
                         Class A       Class B   Class C        Class M         Class R
----------------------------------------------------------------------------------------
Distributions (number)      1             1         1              1               1
----------------------------------------------------------------------------------------
Income                      --            --        --             --              --
----------------------------------------------------------------------------------------
Capital gains
----------------------------------------------------------------------------------------
Long-term                $0.2955       $0.2955   $0.2955        $0.2955         $0.2955
----------------------------------------------------------------------------------------
Short-term                  --            --        --             --              --
----------------------------------------------------------------------------------------
Total                    $0.2955       $0.2955   $0.2955        $0.2955         $0.2955
----------------------------------------------------------------------------------------
Share value:           NAV     POP       NAV       NAV       NAV       POP        NAV
----------------------------------------------------------------------------------------
6/30/04              $20.03  $21.14    $19.69    $19.69    $19.82    $20.54     $20.01
----------------------------------------------------------------------------------------
6/30/05               21.65   22.85     21.12     21.12     21.31     22.03*     21.57
----------------------------------------------------------------------------------------

* Reflects a reduction in sales charges that took effect on April 1, 2005.



Your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.


------------------------------------------------------------------------------
Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Small Cap Growth Fund from January 1, 2005, to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

------------------------------------------------------------------------------
                                 Class A  Class B  Class C   Class M   Class R
------------------------------------------------------------------------------
Expenses paid per $1,000*          $7.70   $11.40   $11.40    $10.17     $8.93
------------------------------------------------------------------------------
Ending value (after expenses)  $1,002.80  $999.10  $999.10 $1,000.50 $1,001.40
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

------------------------------------------------------------------------------
Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended June 30, 2005, use the calculation method below. To find the value of your investment on January 1, 2005, go to www.putnam.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 01/01/2005 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.


------------------------------------------------------------------------------
How to calculate the expenses you paid
                                                                     Total
Value of your                             Expenses paid            = expenses
investment on 1/1/05  [DIV]   $1,000  x   per $1,000                 paid
------------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
------------------------------------------------------------------------------
$10,000               [DIV]   $1,000  x   $7.70 (see table above)  = $77.00
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Compare expenses using the SEC's method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

-------------------------------------------------------------------------------
                                Class A   Class B   Class C   Class M   Class R
-------------------------------------------------------------------------------
Expenses paid per $1,000*         $7.75    $11.48    $11.48    $10.24     $9.00
-------------------------------------------------------------------------------
Ending value (after expenses) $1,017.11 $1,013.39 $1,013.39 $1,014.63 $1,015.87
-------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


------------------------------------------------------------------------------
Compare expenses using industry averages

You can also compare your fund's expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.


------------------------------------------------------------------------------
                               Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio+                   1.55%     2.30%     2.30%     2.05%     1.80%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group++    1.62%     2.37%     2.37%     2.12%     1.87%
------------------------------------------------------------------------------

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

++ Simple average of the expenses of all front-end load funds in the fund's Lipper peer group, calculated in accordance with Lipper's standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund's expenses for its most recent fiscal year available to Lipper as of 6/30/05. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly smaller or larger than the fund, which may limit the comparability of the fund's expenses to the simple average, which typically is higher than the asset-weighted average.


Your fund's portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

------------------------------------------------------------------------------
Turnover comparisons

Percentage of holdings that change every year

------------------------------------------------------------------------------
                                 2005     2004     2003     2002     2001
------------------------------------------------------------------------------
Putnam Small Cap Growth Fund      92%      87%     103%     135%     114%
------------------------------------------------------------------------------
Lipper Small-Cap Growth
Funds category average           135%     135%     145%     162%     130%
------------------------------------------------------------------------------

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on June 30. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2005 is based on information available as of 6/30/05.



Your fund's risk

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.


------------------------------------------------------------------------------
Your fund's Overall Morningstar Risk

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of June 30, 2005. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

[GRAPHIC OMITTED: chart MORNINGSTAR RISK]

Fund's Overall
Morningstar Risk     6.71

U.S. stock
fund average         3.10

0%  INCREASING RISK  100%

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Your fund's management

Your fund is managed by the members of the Putnam Small and Emerging Growth Team. Richard Weed is the Portfolio Leader and Anthony Sutton is a Portfolio Member of your fund. The Portfolio Leader and Portfolio Member coordinate the team's management of the fund.

For a complete listing of the members of the Putnam Small and Emerging Growth Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at www.putnam.com.


------------------------------------------------------------------------------
Fund ownership by the Portfolio Leader and Portfolio Member

The table below shows how much the fund's current Portfolio Leader and Portfolio Member have invested in the fund (in dollar ranges). Information shown is as of June 30, 2005, and June 30, 2004.

-----------------------------------------------------------------------------------------------------------------
                                        $1 -         $10,001 -   $50,001 -    $100,001 -  $500,001 -   $1,000,001
                         Year   $0      $10,000      $50,000     $100,000     $500,000    $1,000,000   and over
-----------------------------------------------------------------------------------------------------------------
Richard Weed             2005                           *
-----------------------------------------------------------------------------------------------------------------
Portfolio Leader         2004                                       *
-----------------------------------------------------------------------------------------------------------------
Anthony Sutton           2005                                       *
-----------------------------------------------------------------------------------------------------------------
Portfolio Member         2004                           *
-----------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $270,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Group Chief Investment Officer of the fund's broader investment category for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

------------------------------------------------------------------------------
Other Putnam funds managed by the Portfolio Leader  and Portfolio Member

Richard Weed is also a Portfolio Leader of Putnam Discovery Growth Fund and Putnam OTC & Emerging Growth Fund, and a Portfolio Member of Putnam New Opportunities Fund.

Richard Weed and Anthony Sutton may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

------------------------------------------------------------------------------
Changes in your fund's Portfolio Leader and Portfolio Members

During the year ended June 30, 2005, Portfolio Members Daniel Miller and Roland Gillis left your fund's management team.



------------------------------------------------------------------------------
Fund ownership by Putnam's Executive Board

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is as of June 30, 2005, and June 30, 2004.

-----------------------------------------------------------------------------------------
                                                  $1 -     $10,001 -  $50,001 -  $100,001
                                     Year   $0    $10,000  $50,000    $100,000   and over
-----------------------------------------------------------------------------------------
Philippe Bibi                        2005    *
-----------------------------------------------------------------------------------------
Chief Technology Officer             2004    *
-----------------------------------------------------------------------------------------
John Boneparth                       2005            *
-----------------------------------------------------------------------------------------
Head of Global Institutional Mgmt    2004            *
-----------------------------------------------------------------------------------------
Joshua Brooks                        2005    *
-----------------------------------------------------------------------------------------
Deputy Head of Investments           N/A
-----------------------------------------------------------------------------------------
Kevin Cronin                         2005    *
-----------------------------------------------------------------------------------------
Head of Investments                  2004    *
-----------------------------------------------------------------------------------------
Charles Haldeman, Jr.                2005                     *
-----------------------------------------------------------------------------------------
President and CEO                    2004                     *
-----------------------------------------------------------------------------------------
Amrit Kanwal                         2005                     *
-----------------------------------------------------------------------------------------
Chief Financial Officer              2004                     *
-----------------------------------------------------------------------------------------
Steven Krichmar                      2005    *
-----------------------------------------------------------------------------------------
Chief of Operations                  2004    *
-----------------------------------------------------------------------------------------
Francis McNamara, III                2005                                            *
-----------------------------------------------------------------------------------------
General Counsel                      2004    *
-----------------------------------------------------------------------------------------
Richard Monaghan                     2005                                *
-----------------------------------------------------------------------------------------
Head of Retail Management            2004                                *
-----------------------------------------------------------------------------------------
Richard Robie, III                   2005                                            *
-----------------------------------------------------------------------------------------
Chief Administrative Officer         2004    *
-----------------------------------------------------------------------------------------
Edward Shadek                        2005    *
-----------------------------------------------------------------------------------------
Deputy Head of Investments           N/A
-----------------------------------------------------------------------------------------

N/A indicates the individual was not a member of Putnam's Executive Board as of 6/30/04.



Terms and definitions

------------------------------------------------------------------------------
Important terms

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares (since reduced to 3.25%).

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

------------------------------------------------------------------------------
Share classes

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


------------------------------------------------------------------------------
Comparative indexes

Citigroup World Government Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Russell 2000 Growth Index is an unmanaged index of those companies in the small-cap Russell 2000 Index chosen for their growth orientation.

Russell 2000 Value Index is an unmanaged index of those companies in the small-cap Russell 2000 Index chosen for their value orientation.

Russell 2500 Growth Index is an unmanaged index of those companies in the small/mid-cap Russell 2500 Index chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on total return at net asset value.


Trustee approval of management contract

------------------------------------------------------------------------------
General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund's management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the "Independent Trustees"), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's management contract, effective July 1, 2005.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements in prior years.

------------------------------------------------------------------------------
Model fee schedules and categories; total expenses

The Trustees' review of the management fees and total expenses of the Putnam funds focused on three major themes:

* Consistency. The Trustees, working in cooperation with Putnam
  Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam family of funds and compares favorably with fees paid by competitive funds sponsored by other investment advisers. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the model fee schedule currently in effect for your fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. ("Breakpoints" refer to reductions in fee rates that apply to additional assets once specified asset levels are reached.) The Trustees concluded that no changes should be made in the fund's current fee schedule at this time.

* Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 70th percentile in management fees and in the 27th percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

* Economies of scale. The Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. The Trustees examined the existing breakpoint structure of the funds' management fees in light of competitive industry practices. The Trustees considered various possible modifications to the current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the interests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management's business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.


In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management's revenues, expenses and profitability with respect to the funds' management contracts, allocated on a fund-by-fund basis.


------------------------------------------------------------------------------
Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under your fund's management contract. The Trustees were assisted in their review of the funds' investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds' portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high quality investment process - as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel - but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.

In the case of your fund, the Trustees considered that your fund's Class A share performance at net asset value was in the following percentiles of its Lipper Inc. peer group for the one-, three- and five-year periods ended December 31, 2004 (the first percentile being the best performing funds and the 100th percentile being the worst performing funds):

        One-year period     Three-year period     Five-year period
------------------------------------------------------------------------------
              15th                 34th                 37th


(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.)

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds' Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees' view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

------------------------------------------------------------------------------
Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund's investment adviser. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee's recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

The Trustees' annual review of your fund's management contract also included the review of its distributor's contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.


------------------------------------------------------------------------------
Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.


Other information for shareholders

------------------------------------------------------------------------------
Putnam's policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances. It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use. Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account. If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.

------------------------------------------------------------------------------
Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

------------------------------------------------------------------------------
Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


Financial statements

------------------------------------------------------------------------------
A guide to the financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam Small Cap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Small Cap Growth Fund (the "fund") at June 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2005, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2005



The fund's portfolio 6/30/05


-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.3%)*
-----------------------------------------------------------------------------------------------------------------
                                                                                         Shares             Value
-----------------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (1.0%)
aQuantive, Inc. +                                                                       167,900        $2,975,188
Fastclick, Inc. +                                                                        58,400           531,440
                                                                                                        3,506,628
-----------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.7%)
AAR Corp. +                                                                              54,100           849,911
Applied Signal Technology, Inc.                                                          56,200         1,070,048
Argon ST, Inc. +                                                                         24,400           866,200
Hexcel Corp. +                                                                           36,800           622,656
Innovative Solutions & Support, Inc. +                                                   82,300         2,762,811
                                                                                                        6,171,626
-----------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
Republic Airways Holdings, Inc. +                                                        98,100         1,417,545
-----------------------------------------------------------------------------------------------------------------
Automotive (1.0%)
Aaron Rents, Inc.                                                                        73,500         1,829,415
Oshkosh Truck Corp.                                                                      23,200         1,816,096
                                                                                                        3,645,511
-----------------------------------------------------------------------------------------------------------------
Banking (4.5%)
Bank of the Ozarks, Inc.                                                                 36,000         1,182,240
Boston Private Financial Holdings, Inc.                                                  34,300           864,360
Brookline Bancorp, Inc.                                                                  53,800           874,788
Capitol Bancorp, Ltd.                                                                    53,900         1,811,579
Center Financial Corp.                                                                   26,400           655,512
City Holding Co.                                                                         27,800         1,015,256
Community Bancorp +                                                                      22,000           682,440
Financial Institutions, Inc.                                                             48,100           866,762
First Community Bancorp                                                                  11,600           551,000
First Community Bancshares, Inc.                                                         34,300         1,114,750
First Niagara Financial Group, Inc.                                                      46,400           676,512
Old Second Bancorp, Inc.                                                                 30,100           875,609
Placer Sierra Bancshares                                                                 25,700           700,839
Sterling Financial Corp.                                                                 22,250           474,148
Texas Regional Bancshares, Inc.                                                          14,500           441,960
Trico Bancshares                                                                         57,900         1,293,486
UCBH Holdings, Inc.                                                                      50,000           812,000
West Coast Bancorp                                                                       38,300           934,903
Western Alliance Bancorp. +                                                               3,800            96,520
                                                                                                       15,924,664
-----------------------------------------------------------------------------------------------------------------
Biotechnology (4.0%)
Amylin Pharmaceuticals, Inc. +                                                           87,084         1,822,668
Connetics Corp. +                                                                        85,800         1,513,512
Enzo Biochem, Inc. +                                                                     45,800           821,194
LifeCell Corp. +                                                                         71,200         1,125,672
Medicines Co. +                                                                         112,100         2,622,019
MGI Pharma, Inc. +                                                                       75,800         1,649,408
Myriad Genetics, Inc. +                                                                  43,200           676,080
Onyx Pharmaceuticals, Inc. +                                                             46,700         1,115,196
Orchid Cellmark, Inc. +                                                                 136,900         1,479,889
Telik, Inc. +                                                                            86,500         1,406,490
                                                                                                       14,232,128
-----------------------------------------------------------------------------------------------------------------
Building Materials (0.1%)
Universal Forest Products, Inc.                                                           9,900           410,355
-----------------------------------------------------------------------------------------------------------------
Chemicals (1.4%)
Amcol International Corp.                                                                30,700           576,853
Brady Corp. Class A                                                                      24,900           771,900
CARBO Ceramics, Inc.                                                                     15,000         1,184,400
MacDermid, Inc.                                                                          43,600         1,358,576
UAP Holding Corp.                                                                        58,800           976,080
                                                                                                        4,867,809
-----------------------------------------------------------------------------------------------------------------
Coal (0.6%)
CONSOL Energy, Inc.                                                                      27,155         1,454,965
James River Coal Co. +                                                                   21,581           747,782
                                                                                                        2,202,747
-----------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.9%)
Administaff, Inc.                                                                        89,000         2,114,640
CCC Information Services Group +                                                         37,000           886,150
Consolidated Graphics, Inc. +                                                            34,100         1,390,257
CRA International, Inc. +                                                                28,400         1,529,340
Essex Corp. +                                                                            30,500           697,840
HealthExtras, Inc. +                                                                    104,900         2,105,343
HUB Group, Inc. Class A +                                                                97,000         2,429,850
infoUSA, Inc.                                                                            54,400           636,480
Navigant Consulting, Inc. +                                                              38,400           678,144
Providence Service Corp. (The) +                                                         22,400           556,192
Ventiv Health, Inc. +                                                                    41,100           792,408
                                                                                                       13,816,644
-----------------------------------------------------------------------------------------------------------------
Communications Equipment (3.3%)
Aspect Communications Corp. +                                                           170,500         1,914,715
Comtech Telecommunications Corp. +                                                       97,456         3,179,989
F5 Networks, Inc. +                                                                      38,962         1,840,370
Harris Corp.                                                                             47,000         1,466,870
Inter-Tel, Inc.                                                                          43,200           803,952
Ixia, Inc. +                                                                             77,100         1,498,824
Tekelec +                                                                                58,400           981,120
                                                                                                       11,685,840
-----------------------------------------------------------------------------------------------------------------
Computers (4.1%)
Anixter International, Inc. +                                                            60,900         2,263,653
Avid Technology, Inc. +                                                                  20,900         1,113,552
Captiva Software Corp. +                                                                120,600         1,741,464
Catapult Communications Corp. +                                                          42,700           728,462
Emulex Corp. +                                                                           45,000           821,700
Intergraph Corp. +                                                                       96,300         3,318,498
j2 Global Communications, Inc. +                                                         20,500           706,020
Netgear, Inc. +                                                                          60,200         1,119,720
Stratasys, Inc. +                                                                        16,000           522,880
Verint Systems, Inc. +                                                                   20,800           668,928
Western Digital Corp. +                                                                 116,362         1,561,578
                                                                                                       14,566,455
-----------------------------------------------------------------------------------------------------------------
Consumer Finance (1.9%)
Metris Cos., Inc. +                                                                     192,500         2,783,550
Portfolio Recovery Associates, Inc. +                                                    67,800         2,848,956
World Acceptance Corp. +                                                                 31,030           932,452
                                                                                                        6,564,958
-----------------------------------------------------------------------------------------------------------------
Consumer Goods (0.5%)
Chattem, Inc. +                                                                          31,500         1,304,100
Prestige Brands Holdings, Inc. +                                                         27,700           540,150
                                                                                                        1,844,250
-----------------------------------------------------------------------------------------------------------------
Consumer Services (2.1%)
Alliance Data Systems Corp. +                                                            32,500         1,318,200
Labor Ready, Inc. +                                                                     103,800         2,419,578
Valueclick, Inc. +                                                                      297,700         3,670,641
                                                                                                        7,408,419
-----------------------------------------------------------------------------------------------------------------
Distribution (0.8%)
Beacon Roofing Supply, Inc. +                                                            24,400           641,720
LKQ Corp. +                                                                              39,000         1,058,850
Smart & Final, Inc. +                                                                   101,800         1,247,050
                                                                                                        2,947,620
-----------------------------------------------------------------------------------------------------------------
Distributors (0.2%)
Hughes Supply, Inc.                                                                      22,000           618,200
-----------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.6%)
American Science & Engineering, Inc. +                                                    7,800           346,008
BEI Technologies, Inc.                                                                   33,800           901,784
Rofin-Sinar Technologies, Inc. +                                                         30,500         1,000,400
WESCO International, Inc. +                                                             110,400         3,464,352
                                                                                                        5,712,544
-----------------------------------------------------------------------------------------------------------------
Electronics (3.2%)
Genesis Microchip, Inc. +                                                                50,000           923,000
Integrated Device Technology, Inc. +                                                    133,100         1,430,825
InterVoice, Inc. +                                                                       72,600           626,538
Komag, Inc. +                                                                            65,300         1,852,561
Kulicke & Soffa Industries, Inc. +                                                      337,000         2,665,670
SiRF Technology Holdings, Inc. +                                                         59,400         1,050,192
Standard Microsystems Corp. +                                                            40,900           956,242
Varian Semiconductor Equipment +                                                         23,400           865,800
Volterra Semiconductor Corp. +                                                           71,139         1,059,260
                                                                                                       11,430,088
-----------------------------------------------------------------------------------------------------------------
Energy (2.9%)
CAL Dive International, Inc. +                                                           71,100         3,723,507
Core Laboratories NV (Netherlands) +                                                     36,100           968,202
Gulf Island Fabrication, Inc.                                                            79,300         1,576,484
Hydril Co. +                                                                             13,000           706,550
Oceaneering International, Inc. +                                                        65,600         2,535,440
Veritas DGC, Inc. +                                                                      31,200           865,488
                                                                                                       10,375,671
-----------------------------------------------------------------------------------------------------------------
Energy (Oil Field) (0.6%)
Holly Corp.                                                                              47,800         2,230,826
-----------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.5%)
Perini Corp. +                                                                          107,600         1,766,792
-----------------------------------------------------------------------------------------------------------------
Entertainment (0.5%)
Lions Gate Entertainment Corp. (Canada) +                                               155,100         1,591,326
-----------------------------------------------------------------------------------------------------------------
Financial (0.5%)
Asset Acceptance Capital Corp. +                                                         53,700         1,391,367
Spirit Finance Corp.                                                                     42,200           495,850
                                                                                                        1,887,217
-----------------------------------------------------------------------------------------------------------------
Food (0.4%)
7-Eleven, Inc. +                                                                         50,800         1,536,192
-----------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.9%)
Silgan Holdings, Inc.                                                                    53,500         3,008,840
-----------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.5%)
Ameristar Casinos, Inc.                                                                  69,600         1,815,864
-----------------------------------------------------------------------------------------------------------------
Health Care Services (5.5%)
Amedisys, Inc. +                                                                         40,100         1,474,878
American Healthways, Inc. +                                                              21,100           891,897
AMERIGROUP Corp. +                                                                       23,900           960,780
Bioenvision, Inc. +                                                                      59,400           432,432
Centene Corp. +                                                                          16,000           537,280
Genesis HealthCare Corp. +                                                               51,300         2,374,164
Healthcare Services Group, Inc.                                                          91,500         1,837,320
LifePoint Hospitals, Inc. +                                                              42,738         2,159,124
Matria Healthcare, Inc. +                                                                25,900           834,757
National Medical Health Card Systems, Inc. +                                             22,400           538,944
Psychiatric Solutions, Inc. +                                                            47,000         2,289,370
Sierra Health Services, Inc. +                                                           33,400         2,386,764
Steris Corp.                                                                             77,000         1,984,290
United Surgical Partners International, Inc. +                                           16,500           859,320
                                                                                                       19,561,320
-----------------------------------------------------------------------------------------------------------------
Homebuilding (1.1%)
Meritage Homes Corp. +                                                                   15,500         1,232,250
NVR, Inc. +                                                                               2,550         2,065,500
William Lyon Homes, Inc. +                                                                7,600           737,276
                                                                                                        4,035,026
-----------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.7%)
Genlyte Group, Inc. (The) +                                                              19,176           934,638
Select Comfort Corp. +                                                                   72,300         1,549,389
                                                                                                        2,484,027
-----------------------------------------------------------------------------------------------------------------
Insurance (0.6%)
Zenith National Insurance Corp.                                                          33,700         2,286,882
-----------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.8%)
Calamos Asset Management, Inc. Class A                                                   51,100         1,391,964
GFI Group, Inc. +                                                                        36,721         1,307,268
Greenhill & Co., Inc.                                                                    28,217         1,143,071
LaBranche & Company, Inc. +                                                              85,700           539,910
National Financial Partners Corp.                                                        13,500           528,390
optionsXpress Holdings, Inc.                                                             50,800           772,160
SWS Group, Inc.                                                                          45,500           781,690
                                                                                                        6,464,453
-----------------------------------------------------------------------------------------------------------------
Leisure (0.4%)
Marine Products Corp.                                                                    53,450           777,698
MarineMax, Inc. +                                                                        22,900           715,625
                                                                                                        1,493,323
-----------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
La Quinta Corp. +                                                                       107,700         1,004,841
-----------------------------------------------------------------------------------------------------------------
Machinery (0.4%)
Bucyrus International, Inc. Class A                                                      13,000           493,740
Wabtec Corp.                                                                             39,600           850,608
                                                                                                        1,344,348
-----------------------------------------------------------------------------------------------------------------
Manufacturing (1.5%)
Astec Industries, Inc. +                                                                 38,400           890,496
IDEX Corp.                                                                               30,000         1,158,300
Maverick Tube Corp. +                                                                    17,000           506,600
Standex International Corp.                                                              61,900         1,758,579
York International Corp.                                                                 26,713         1,015,094
                                                                                                        5,329,069
-----------------------------------------------------------------------------------------------------------------
Medical Technology (8.4%)
Adeza Biomedical Corp. +                                                                 85,600         1,453,488
American Medical Systems Holdings, Inc. +                                                22,600           466,690
Atherogenics, Inc. +                                                                     41,500           663,170
Biosite, Inc. +                                                                          19,400         1,066,806
Dade Behring Holdings, Inc.                                                              60,000         3,900,600
DJ Orthopedics, Inc. +                                                                   99,000         2,715,570
Epix Pharmaceuticals, Inc. +                                                             86,400           764,640
Foxhollow Technologies, Inc. +                                                           11,700           447,759
Haemonetics Corp. +                                                                      50,800         2,064,512
Immucor, Inc. +                                                                         115,200         3,335,040
Intuitive Surgical, Inc. +                                                               17,800           830,192
OraSure Technologies, Inc. +                                                            100,400         1,002,996
Palomar Medical Technologies, Inc. +                                                     43,400         1,038,128
Respironics, Inc. +                                                                      56,600         2,043,826
Serologicals Corp. +                                                                     40,100           852,125
Sybron Dental Specialties, Inc. +                                                        92,600         3,483,612
Symmetry Medical, Inc. +                                                                 43,200         1,016,928
Techne Corp. +                                                                           19,100           876,881
Ventana Medical Systems, Inc. +                                                          39,700         1,597,131
Vnus Medical Technologies, Inc. +                                                        10,000           120,300
                                                                                                       29,740,394
-----------------------------------------------------------------------------------------------------------------
Metals (0.5%)
AK Steel Holding Corp. +                                                                139,586           894,746
Century Aluminum Co. +                                                                   27,400           558,960
Steel Dynamics, Inc.                                                                     15,585           409,106
                                                                                                        1,862,812
-----------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.5%)
Global Imaging Systems, Inc. +                                                           27,860           887,620
Middleby Corp. (The)                                                                     17,500           925,050
                                                                                                        1,812,670
-----------------------------------------------------------------------------------------------------------------
Oil & Gas (4.3%)
Cimarex Energy Co. +                                                                     15,466           601,782
Denbury Resources, Inc. +                                                                23,400           930,618
Frontier Oil Corp.                                                                       29,500           865,825
Houston Exploration Co. +                                                                19,500         1,034,475
KCS Energy, Inc. +                                                                      170,200         2,956,374
Newfield Exploration Co. +                                                               43,200         1,723,248
Oil States International, Inc. +                                                         60,200         1,515,234
Petroleum Development Corp. +                                                            11,300           359,905
Remington Oil & Gas Corp. +                                                              27,200           971,040
Southwestern Energy Co. +                                                                38,800         1,822,824
Todco Class A +                                                                          25,680           659,206
Universal Compression Holdings, Inc. +                                                   32,300         1,170,552
W-H Energy Services, Inc. +                                                              25,100           625,743
                                                                                                       15,236,826
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals (3.2%)
American Pharmaceutical Partners, Inc. +                                                 13,100           540,375
Bradley Pharmaceuticals, Inc. +                                                          94,090         1,011,468
First Horizon Pharmaceutical Corp. +                                                     78,200         1,488,928
Ista Pharmaceuticals, Inc. +                                                             58,000           482,560
Kos Pharmaceuticals, Inc. +                                                              13,300           871,150
Penwest Pharmaceuticals Co. +                                                           136,600         1,614,612
Salix Pharmaceuticals, Ltd. +                                                           195,440         3,451,470
United Therapeutics Corp. +                                                              36,500         1,759,300
                                                                                                       11,219,863
-----------------------------------------------------------------------------------------------------------------
Real Estate (1.6%)
Brookfield Homes Corp.                                                                   65,500         2,986,800
Global Signal, Inc. (R)                                                                  20,300           764,295
LaSalle Hotel Properties (R)                                                             54,200         1,778,302
                                                                                                        5,529,397
-----------------------------------------------------------------------------------------------------------------
Restaurants (0.9%)
Domino's Pizza, Inc.                                                                     77,700         1,729,602
Red Robin Gourmet Burgers, Inc. +                                                        23,900         1,481,322
                                                                                                        3,210,924
-----------------------------------------------------------------------------------------------------------------
Retail (5.8%)
Aeropostale, Inc. +                                                                      56,500         1,898,400
BJ's Wholesale Club, Inc. +                                                              41,400         1,345,086
Coldwater Creek, Inc. +                                                                  67,350         1,677,689
Finish Line Class A                                                                      52,800           998,976
Genesco, Inc. +                                                                          60,500         2,243,945
Guitar Center, Inc. +                                                                    17,800         1,038,986
Jos. A. Bank Clothiers, Inc. +                                                           48,700         2,108,710
Nash Finch Co.                                                                           36,400         1,337,336
Pantry, Inc. (The) +                                                                    118,500         4,589,505
Rent-Way, Inc. +                                                                         64,000           629,760
Stein Mart, Inc.                                                                         75,800         1,667,600
West Marine, Inc. +                                                                      63,600         1,148,616
                                                                                                       20,684,609
-----------------------------------------------------------------------------------------------------------------
Schools (0.2%)
Universal Technical Institute, Inc. +                                                    24,800           823,360
-----------------------------------------------------------------------------------------------------------------
Semiconductor (2.2%)
Brooks Automation, Inc. +                                                                87,000         1,291,950
Cognex Corp.                                                                             29,300           767,367
Lam Research Corp. +                                                                     59,800         1,730,612
Photronics, Inc. +                                                                      137,800         3,216,252
PowerDsine, Ltd. (Israel) +                                                              38,700           387,000
Tessera Technologies, Inc. +                                                             15,700           524,537
                                                                                                        7,917,718
-----------------------------------------------------------------------------------------------------------------
Shipping (0.9%)
DryShips, Inc. (Greece)                                                                  24,900           411,099
J. B. Hunt Transport Services, Inc.                                                      65,000         1,254,500
Kirby Corp. +                                                                            20,100           906,510
Knight Transportation, Inc.                                                              18,800           457,404
                                                                                                        3,029,513
-----------------------------------------------------------------------------------------------------------------
Software (2.9%)
ANSYS, Inc. +                                                                            38,400         1,363,584
Blackboard, Inc. +                                                                       91,700         2,193,464
Epicor Software Corp. +                                                                 109,200         1,441,440
FileNET Corp. +                                                                          27,200           683,808
MicroStrategy, Inc. +                                                                    26,800         1,421,472
Parametric Technology Corp. +                                                           279,800         1,785,124
WebEx Communications, Inc. +                                                             49,000         1,294,090
                                                                                                       10,182,982
-----------------------------------------------------------------------------------------------------------------
Staffing (0.7%)
AMN Healthcare Services, Inc. +                                                          61,700           927,351
Hudson Highland Group, Inc. +                                                           112,000         1,746,080
                                                                                                        2,673,431
-----------------------------------------------------------------------------------------------------------------
Technology (0.6%)
ON Semiconductor Corp. +                                                                481,300         2,213,980
-----------------------------------------------------------------------------------------------------------------
Technology Services (4.4%)
DiamondCluster International, Inc. Class A +                                            291,300         3,291,690
Digital River, Inc. +                                                                    34,700         1,101,725
Infospace, Inc. +                                                                        19,600           645,428
Ingram Micro, Inc. Class A +                                                             75,000         1,174,500
Jupitermedia Corp. +                                                                    179,100         3,067,983
MTS Systems Corp.                                                                        57,600         1,934,208
Overland Storage, Inc. +                                                                  3,700            35,298
RSA Security, Inc. +                                                                     58,500           671,580
Sapient Corp. +                                                                         160,500         1,272,765
SI International, Inc. +                                                                 20,900           626,164
Transaction Systems Architects, Inc. +                                                   75,100         1,849,713
                                                                                                       15,671,054
-----------------------------------------------------------------------------------------------------------------
Telecommunications (2.4%)
Commonwealth Telephone Enterprises, Inc.                                                 32,400         1,357,880
NII Holdings, Inc. +                                                                     24,000         1,534,560
Premiere Global Services, Inc. +                                                        332,200         3,750,538
Symmetricom, Inc. +                                                                     167,600         1,738,012
                                                                                                        8,380,990
-----------------------------------------------------------------------------------------------------------------
Textiles (2.1%)
Armor Holdings, Inc. +                                                                   22,600           895,186
Cherokee, Inc.                                                                           48,300         1,672,146
K-Swiss, Inc. Class A                                                                   119,300         3,858,162
Wolverine World Wide, Inc.                                                               44,600         1,070,846
                                                                                                        7,496,340
-----------------------------------------------------------------------------------------------------------------
Transportation (0.4%)
Hornbeck Offshore Services, Inc. +                                                       44,700         1,210,923
UTI Worldwide, Inc.                                                                       5,750           400,315
                                                                                                        1,611,238
-----------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.4%)
Commercial Vehicle Group, Inc. +                                                         84,800         1,505,200
-----------------------------------------------------------------------------------------------------------------
Waste Management (0.5%)
Waste Connections, Inc. +                                                                43,800         1,633,303
-----------------------------------------------------------------------------------------------------------------
Total common stocks (cost $292,897,380)                                                              $349,626,652

-----------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) * (cost $5,915)
-----------------------------------------------------------------------------------------------------------------
                                                             Expiration date/          Contract
                                                                 strike price            amount             Value
-----------------------------------------------------------------------------------------------------------------
Connetics Corp. (Call)                                          Jul 05/$30.00           $25,932               $26

-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.5%) * (cost $5,292,673)                                        Shares             Value
-----------------------------------------------------------------------------------------------------------------
Putnam Prime Money Market Fund (e)                                                    5,292,673        $5,292,673

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
Total investments (cost $298,195,968)                                                                $354,919,351


  * Percentages indicated are based on net assets of $355,637,237.

  + Non-income-producing security.

(R) Real Estate Investment Trust.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.


    The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities 6/30/05

-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $292,903,295)                $349,626,678
Affiliated issuers (identified cost $5,292,673) (Note 5)              5,292,673
-------------------------------------------------------------------------------
Dividends, interest and other receivables                                93,007
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                               14,159,116
-------------------------------------------------------------------------------
Receivable for securities sold                                        2,369,528
-------------------------------------------------------------------------------
Total assets                                                        371,541,002

-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payable for securities purchased                                     14,235,550
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                              580,121
-------------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2 and 5)                     712,927
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)              100,113
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                   18,754
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              1,299
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                  209,505
-------------------------------------------------------------------------------
Other accrued expenses                                                   45,496
-------------------------------------------------------------------------------
Total liabilities                                                    15,903,765
-------------------------------------------------------------------------------
Net assets                                                         $355,637,237

-------------------------------------------------------------------------------
REPRESENTED BY
-------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)      $288,105,135
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                              7,238
-------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                10,801,481
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                           56,723,383
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                         $355,637,237

-------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($237,323,542 divided by 10,962,976 shares)                              $21.65
-------------------------------------------------------------------------------
Offering price per class A share
(100/94.75 of $21.65)*                                                   $22.85
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($68,758,435 divided by 3,256,126 shares)**                              $21.12
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($14,148,030 divided by 670,036 shares)**                                $21.12
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,108,366 divided by 239,761 shares)                                   $21.31
-------------------------------------------------------------------------------
Offering price per class M share
(100/96.75 of $21.31)*                                                   $22.03
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($395,697 divided by 18,344 shares)                                      $21.57
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($29,903,167 divided by 1,375,859 shares)                                $21.73
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



Statement of operations Year ended 6/30/05

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                            $1,621,257
-------------------------------------------------------------------------------
Interest (including interest income of $108,763 from
investments in affiliated issuers) (Note 5)                             108,763
-------------------------------------------------------------------------------
Other income (Note 6)                                                    18,645
-------------------------------------------------------------------------------
Total investment income                                               1,748,665

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                      2,884,142
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                        905,525
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                                 150,830
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                               20,394
-------------------------------------------------------------------------------
Administrative services (Note 2)                                         20,641
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                   470,473
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                   681,748
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                   127,661
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                    35,543
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       933
-------------------------------------------------------------------------------
Other                                                                   181,199
-------------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                                      10,833
-------------------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 6)                                (10,833)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)                  (421,307)
-------------------------------------------------------------------------------
Total expenses                                                        5,057,782
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                             (107,830)
-------------------------------------------------------------------------------
Net expenses                                                          4,949,952
-------------------------------------------------------------------------------
Net investment loss                                                  (3,201,287)
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                     15,201,022
-------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                     27,238
-------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year           15,294,676
-------------------------------------------------------------------------------
Net gain on investments                                              30,522,936
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $27,321,649

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

-------------------------------------------------------------------------------
INCREASE IN NET ASSETS
-------------------------------------------------------------------------------
                                                      Year ended     Year ended
                                                         6/30/05        6/30/04
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment loss                                  $(3,201,287)   $(2,411,380)
-------------------------------------------------------------------------------
Net realized gain on investments                      15,228,260     10,281,259
-------------------------------------------------------------------------------
Net unrealized appreciation of investments            15,294,676     32,119,726
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations  27,321,649     39,989,605
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net realized long-term gain on investments
-------------------------------------------------------------------------------
Class A                                               (2,686,521)           --
-------------------------------------------------------------------------------
Class B                                               (1,059,001)           --
-------------------------------------------------------------------------------
Class C                                                 (195,217)           --
-------------------------------------------------------------------------------
Class M                                                  (70,566)           --
-------------------------------------------------------------------------------
Class R                                                   (2,485)           --
-------------------------------------------------------------------------------
Class Y                                                 (173,078)           --
-------------------------------------------------------------------------------
Redemption fees (Note 1)                                   8,731          4,553
-------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)     73,111,870    132,604,120
-------------------------------------------------------------------------------
Total increase in net assets                          96,255,382    172,598,278

-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of year                                    259,381,855     86,783,577
-------------------------------------------------------------------------------
End of year (including undistributed net investment
income $7,238 and $--, respectively)                $355,637,237   $259,381,855

The accompanying notes are an integral part of these financial statements.





Financial highlights (For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
                                                                   Year ended
                                       6/30/05        6/30/04        6/30/03        6/30/02        6/30/01
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $20.03         $15.27         $14.96         $19.46        $26.90
----------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a,b)                 (.18)(e,g)     (.18)          (.16)          (.19)         (.21)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                2.10           4.94            .47          (4.31)        (4.37)
----------------------------------------------------------------------------------------------------------
Total from
investment operations                     1.92           4.76            .31          (4.50)        (4.58)
----------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                            (.30)            --             --             --         (2.85)
----------------------------------------------------------------------------------------------------------
From return of capital                      --             --             --             --          (.01)
----------------------------------------------------------------------------------------------------------
Total distributions                       (.30)            --             --             --         (2.86)
----------------------------------------------------------------------------------------------------------
Redemption fees                             -- (f)         -- (f)         --             --            --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $21.65         $20.03         $15.27         $14.96        $19.46
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                    9.61          31.17           2.07         (23.12)       (16.31)

----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $237,324       $159,769        $57,828        $27,017       $21,609
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a,d)               1.55           1.55           1.55           1.38          1.30
----------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)              (.90)(e,g)     (.99)         (1.22)         (1.19)        (1.02)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   92.37          86.96         102.76         134.73        114.08


(a) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005, June 30, 2004, June 30, 2003, June 30, 2002, and June 30, 2001 reflect a reduction of 0.15%, 0.12%, 0.56%, 0.40% and 0.10%, respectively, of average net assets for class A shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class A shares (Note 6).

(f) Amount represents less than $0.01 per share.

(g) Reflects a special dividend which amounted to $0.03 per share and 0.15% of average net assets for class A shares.

The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
                                                                                                   Period
                                                                 Year ended                       3/18/02+ -
                                                    6/30/05        6/30/04          6/30/03       6/30/02
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                  $19.69          $15.12          $14.93        $17.78
-------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a,b)                              (.33)(e,g)      (.32)           (.25)         (.07)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                             2.06            4.89             .44         (2.78)
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                                  1.73            4.57             .19         (2.85)
-------------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                                         (.30)             --              --            --
-------------------------------------------------------------------------------------------------------------
Total distributions                                    (.30)             --              --            --
-------------------------------------------------------------------------------------------------------------
Redemption fees                                          -- (f)          -- (f)          --            --
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                        $21.12          $19.69          $15.12        $14.93
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                 8.81           30.23            1.27        (16.03)*

-------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                      $68,758         $67,549         $22,474        $8,794
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a,d)                            2.30            2.30            2.30           .66*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                          (1.68) (e,g)    (1.74)          (1.97)         (.58)*
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                92.37           86.96          102.76        134.73


  * Not annualized.

  + Commencement of operations.

(a) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005, June 30, 2004, June 30, 2003 and June 30, 2002 reflect a reduction of 0.15%, 0.12%,
    0.56% and 0.24%, respectively, of average net assets for class B shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class B shares (Note 6).

(f) Amount represents less than $0.01 per share.

(g) Reflects a special dividend which amounted to $0.03 per share and 0.13% of average net assets for class B shares.

The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
                                                                                                    Period
                                                                 Year ended                        3/18/02+ -
                                                    6/30/05        6/30/04          6/30/03        6/30/02
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                  $19.69          $15.12          $14.93         $17.78
-------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a,b)                              (.33) (e,g)     (.33)           (.25)          (.07)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                             2.06            4.90             .44          (2.78)
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                                  1.73            4.57             .19          (2.85)
-------------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                                         (.30)             --              --             --
-------------------------------------------------------------------------------------------------------------
Total distributions                                    (.30)             --              --             --
-------------------------------------------------------------------------------------------------------------
Redemption fees                                          -- (f)          -- (f)          --             --
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                        $21.12          $19.69          $15.12         $14.93
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                 8.81           30.23            1.27         (16.03)*

-------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                      $14,148         $12,385          $4,399         $1,155
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a,d)                            2.30            2.30            2.30            .66*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                          (1.66) (e,g)    (1.75)          (1.97)          (.58)*
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                92.37           86.96          102.76         134.73


  * Not annualized.

  + Commencement of operations.

(a) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005, June 30, 2004, June 30, 2003 and June 30, 2002 reflect a reduction of 0.15%, 0.12%,
    0.56% and 0.24%, respectively, of average net assets for class C shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class C shares (Note 6).

(f) Amount represents less than $0.01 per share.

(g) Reflects a special dividend which amounted to $0.03 per share and 0.14% of average net assets for class C shares.

The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------
                                                                                                   Period
                                                                    Year ended                     3/18/02+ -
                                                       6/30/05        6/30/04        6/30/03       6/30/02
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                     $19.82         $15.18         $14.94        $17.78
-------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a,b)                                 (.28) (e,g)    (.29)          (.22)         (.06)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                2.07           4.93            .46         (2.78)
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                                     1.79           4.64            .24         (2.84)
-------------------------------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                                            (.30)            --             --            --
-------------------------------------------------------------------------------------------------------------
Total distributions                                       (.30)            --             --            --
-------------------------------------------------------------------------------------------------------------
Redemption fees                                             -- (f)         -- (f)         --            --
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                           $21.31         $19.82         $15.18        $14.94
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                    9.05          30.57           1.61        (15.97)*

-------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $5,108         $5,305         $2,083          $370
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a,d)                               2.05           2.05           2.05           .59*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                             (1.42) (e,g)   (1.50)         (1.72)         (.51)*
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                   92.37          86.96         102.76        134.73


  * Not annualized.

  + Commencement of operations.

(a) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005, June 30, 2004, June 30, 2003 and June 30, 2002 reflect a reduction of 0.15%, 0.12%,
    0.56% and 0.24%, respectively, of average net assets for class M shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class M shares (Note 6).

(f) Amount represents less than $0.01 per share.

(g) Reflects a special dividend which amounted to $0.03 per share and 0.13% of average net assets for class M shares.

The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
                                             Year ended                     Period
                                               6/30/05                12/1/03+-6/30/04
---------------------------------------------------------------------------------------
Net asset value,
beginning of period                             $20.01                      $18.58
---------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a,b)                         (.21) (e,g)                 (.12)
---------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                               2.07                        1.55
---------------------------------------------------------------------------------------
Total from
investment operations                             1.86                        1.43
---------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                                    (.30)                         --
---------------------------------------------------------------------------------------
Total distributions                               (.30)                         --
---------------------------------------------------------------------------------------
Redemption fees                                     -- (f)                      -- (f)
---------------------------------------------------------------------------------------
Net asset value,
end of period                                   $21.57                      $20.01
---------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                            9.32                        7.70*

---------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $396                         $19
---------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a,d)                       1.80                        1.05*
---------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                     (1.03) (e,g)                 (.72)*
---------------------------------------------------------------------------------------
Portfolio turnover (%)                           92.37                       86.96


  * Not annualized.

  + Commencement of operations.

(a) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005 and June 30, 2004 reflect a reduction of 0.15% and 0.09%, respectively, of average net assets for class R shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class R shares (Note 6).

(f) Amount represents less than $0.01 per share.

(g) Reflects a special dividend which amounted to $0.05 per share and 0.26% of average net assets for class R shares.

The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
                                           Year ended                  Period
                                             6/30/05              12/1/03+-6/30/04
------------------------------------------------------------------------------------
Net asset value,
beginning of period                           $20.06                   $18.41
------------------------------------------------------------------------------------
Investment operations:
Net investment loss (a,b)                       (.13) (e,g)              (.09)
------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                             2.10                     1.74
------------------------------------------------------------------------------------
Total from
investment operations                           1.97                     1.65
------------------------------------------------------------------------------------
Less distributions:
From net realized gain
on investments                                  (.30)                      --
------------------------------------------------------------------------------------
Total distributions                             (.30)                      --
------------------------------------------------------------------------------------
Redemption fees                                   -- (f)                   -- (f)
------------------------------------------------------------------------------------
Net asset value,
end of period                                 $21.73                   $20.06
------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                          9.85                     8.96*

------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                               $29,903                  $14,355
------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a,d)                     1.30                      .86*
------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                    (.65) (e,g)              (.49)*
------------------------------------------------------------------------------------
Portfolio turnover (%)                         92.37                    86.96


  * Not annualized.

  + Commencement of operations.

(a) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and waivers, the expenses of the fund for the periods ended June 30, 2005 and June 30, 2004 reflect a reduction of 0.15% and 0.10%, respectively, of average net assets for class Y shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class Y shares (Note 6).

(f) Amount represents less than $0.01 per share.

(g) Reflects a special dividend which amounted to $0.03 per share and 0.15% of average net assets for class Y shares.

The accompanying notes are an integral part of these financial statements.



Notes to financial statements 6/30/05

Note 1: Significant accounting policies

Putnam Small Cap Growth Fund (the "fund"), is one of a series of Putnam Funds Trust (the "trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of small, rapidly-growing U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believe have the potential for capital appreciation.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and do not pay a contingent deferred sales charge. Prior to April 1, 2005, the maximum front-end sales charge for class M shares was 3.50%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on each class' distribution fee, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Prior year redemption fee balances have been reclassified to conform with current year financial statement presentation.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

E) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, nontaxable dividends, tax equalization and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2005, the fund reclassified $3,208,525 to decrease accumulated net investment loss and $372,587 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $2,835,938.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation                  $66,948,345
Unrealized depreciation                 (11,162,418)
                                        ------------
Net unrealized appreciation               55,785,927
Undistributed long term gain              11,746,174
Cost for federal income tax purposes    $299,133,424

F) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2006 to the extent necessary to ensure that the fund's expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper, Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 2006, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

For the year ended June 30, 2005, the fund's expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived $413,346 of its management fee from the fund.

For the period ended June 30, 2005, Putnam Management has assumed $10,833 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (including those described in Note 6).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. PFTC receives fees for custody services based on the fund's asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. Putnam Investor Services receives fees for investor servicing based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. During the year ended June 30, 2005, the fund paid PFTC $1,053,623 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended June 30, 2005, the fund's expenses were reduced by $107,830 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $276, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings. George Putnam III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the year ended June 30, 2005, Putnam Retail Management, acting as underwriter, received net commissions of $39,168 and $497 from the sale of class A and class M shares, respectively, and received $109,529 and $1,404 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended June 30, 2005, Putnam Retail Management, acting as underwriter, received $1,751 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the year ended June 30, 2005, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $328,009,287 and $264,035,711, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the year are summarized as follows:

----------------------------------------
                    Contract   Premiums
                     Amounts   Received
----------------------------------------
Written options
outstanding at
beginning of year         --        $--
----------------------------------------
Options opened       127,354     70,715
Options exercised    (75,078)   (43,476)
Options expired      (52,276)   (27,239)
Options closed            --         --
----------------------------------------
Written options
outstanding at
end of year               --        $--


Note 4: Capital shares

At June 30, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:



---------------------------------------------------------------------------------------------
CLASS A                                                                 Shares         Amount
---------------------------------------------------------------------------------------------
Year ended 6/30/05:

Shares sold                                                          6,671,826   $135,428,174
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions         122,415      2,565,813
---------------------------------------------------------------------------------------------
                                                                     6,794,241    137,993,987
---------------------------------------------------------------------------------------------
Shares repurchased                                                  (3,808,311)   (76,504,629)
---------------------------------------------------------------------------------------------
Net increase                                                         2,985,930    $61,489,358

Year ended 6/30/04:

Shares sold                                                          9,364,222   $172,023,810
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions              --             --
---------------------------------------------------------------------------------------------
                                                                     9,364,222    172,023,810
---------------------------------------------------------------------------------------------
Shares repurchased                                                  (5,174,268)   (95,678,124)
---------------------------------------------------------------------------------------------
Net increase                                                         4,189,954    $76,345,686

---------------------------------------------------------------------------------------------
CLASS B                                                                 Shares         Amount
---------------------------------------------------------------------------------------------

Year ended 6/30/05:

Shares sold                                                          1,291,964    $24,934,538
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions          48,501        995,719
---------------------------------------------------------------------------------------------
                                                                     1,340,465     25,930,257
---------------------------------------------------------------------------------------------
Shares repurchased                                                  (1,514,865)   (29,663,829)
---------------------------------------------------------------------------------------------
Net decrease                                                          (174,400)   $(3,733,572)

Year ended 6/30/04:

Shares sold                                                          3,534,937    $63,856,007
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions              --             --
---------------------------------------------------------------------------------------------
                                                                     3,534,937     63,856,007
---------------------------------------------------------------------------------------------
Shares repurchased                                                  (1,590,517)   (29,265,553)
---------------------------------------------------------------------------------------------
Net increase                                                         1,944,420    $34,590,454

---------------------------------------------------------------------------------------------
CLASS C                                                                 Shares         Amount
---------------------------------------------------------------------------------------------

Year ended 6/30/05:

Shares sold                                                            343,783     $6,706,501
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions           8,834        181,371
---------------------------------------------------------------------------------------------
                                                                       352,617      6,887,872
---------------------------------------------------------------------------------------------
Shares repurchased                                                    (311,578)    (6,035,066)
---------------------------------------------------------------------------------------------
Net increase                                                            41,039       $852,806

Year ended 6/30/04:

Shares sold                                                            803,900    $14,371,297
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions              --             --
---------------------------------------------------------------------------------------------
                                                                       803,900     14,371,297
---------------------------------------------------------------------------------------------
Shares repurchased                                                    (465,898)    (8,274,621)
---------------------------------------------------------------------------------------------
Net increase                                                           338,002     $6,096,676

---------------------------------------------------------------------------------------------
CLASS M                                                                 Shares         Amount
---------------------------------------------------------------------------------------------

Year ended 6/30/05:

Shares sold                                                            122,536     $2,441,400
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions           3,236         66,942
                                                                       125,772      2,508,342
---------------------------------------------------------------------------------------------
Shares repurchased                                                    (153,728)    (2,866,159)
---------------------------------------------------------------------------------------------
Net decrease                                                           (27,956)     $(357,817)

Year ended 6/30/04:

Shares sold                                                            376,076     $6,594,119
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions              --             --
---------------------------------------------------------------------------------------------
                                                                       376,076      6,594,119
---------------------------------------------------------------------------------------------
Shares repurchased                                                    (245,583)    (4,274,395)
---------------------------------------------------------------------------------------------
Net increase                                                           130,493     $2,319,724

---------------------------------------------------------------------------------------------
CLASS R                                                                 Shares         Amount
---------------------------------------------------------------------------------------------

Year ended 6/30/05:

Shares sold                                                             20,331       $407,668
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions             119          2,485
---------------------------------------------------------------------------------------------
                                                                        20,450        410,153
---------------------------------------------------------------------------------------------
Shares repurchased                                                      (3,078)       (62,011)
---------------------------------------------------------------------------------------------
Net increase                                                            17,372       $348,142

For the period 12/1/03 (commencement of operations) to 6/30/04:

Shares sold                                                                972        $19,218
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions              --             --
---------------------------------------------------------------------------------------------
                                                                           972         19,218
---------------------------------------------------------------------------------------------
Shares repurchased                                                          --             --
---------------------------------------------------------------------------------------------
Net increase                                                               972        $19,218

---------------------------------------------------------------------------------------------
CLASS Y                                                                 Shares         Amount
---------------------------------------------------------------------------------------------

Year ended 6/30/05:

Shares sold                                                          1,045,449    $22,217,521
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions           8,238        173,078
---------------------------------------------------------------------------------------------
                                                                     1,053,687     22,390,599
---------------------------------------------------------------------------------------------
Shares repurchased                                                    (393,470)    (7,877,646)
---------------------------------------------------------------------------------------------
Net increase                                                           660,217    $14,512,953

For the period 11/3/03 (commencement of operations) to 6/30/04:

Shares sold                                                          1,094,656    $20,470,926
---------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment of distributions              --             --
---------------------------------------------------------------------------------------------
                                                                     1,094,656     20,470,926
---------------------------------------------------------------------------------------------
Shares repurchased                                                    (379,014)    (7,238,564)
---------------------------------------------------------------------------------------------
Net increase                                                           715,642    $13,232,362


Note 5: Investment in Putnam Prime Money Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended June 30, 2005, management fees paid were reduced by $7,961 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $108,763 for the period ended June 30, 2005. During the year ended June 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $128,844,810 and $130,380,590, respectively.

Note 6: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the Securities and Exchange Commission resolving its inquiry into Putnam Management's alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the Securities and Exchange Commission. These amounts, which are included in Other income on the Statement of operations, subsequently will be distributed to certain Putnam funds pursuant to a plan to be approved by the Securities and Exchange Commission. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.



Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the fund.



Shareholder meeting results (Unaudited)

A special meeting of shareholders of the trust and of the fund was held on November 11, 2004. At the meeting, each of the nominees for Trustees was elected with all funds of the trust voting together as a single class, as follows:

---------------------------------------------------------------
                                               Votes
                           Votes For           Withheld
---------------------------------------------------------------
Jameson A. Baxter          2,821,702,713       1,804,084
---------------------------------------------------------------
Charles B. Curtis          2,821,685,965       1,820,832
---------------------------------------------------------------
Myra R. Drucker            2,821,795,973       1,710,824
---------------------------------------------------------------
Charles E. Haldeman, Jr.   2,821,791,277       1,715,520
---------------------------------------------------------------
John A. Hill               2,821,712,751       1,794,046
---------------------------------------------------------------
Ronald J. Jackson*         2,821,725,213       1,781,584
---------------------------------------------------------------
Paul L. Joskow             2,821,743,946       1,762,851
---------------------------------------------------------------
Elizabeth T. Kennan        2,821,709,111       1,797,686
---------------------------------------------------------------
John H. Mullin, III        2,821,728,716       1,778,081
---------------------------------------------------------------
Robert E. Patterson        2,821,746,869       1,759,928
---------------------------------------------------------------
George Putnam, III         2,821,717,761       1,789,036
---------------------------------------------------------------
A.J.C. Smith+              2,821,699,481       1,807,316
---------------------------------------------------------------
W. Thomas Stephens         2,821,743,102       1,763,695
---------------------------------------------------------------
Richard B. Worley          2,821,828,187       1,678,610
---------------------------------------------------------------

A proposal to amend the trust's Agreement and Declaration of Trust to permit the fund to satisfy redemption requests other than in cash was approved with all funds of the trust voting together as a single class, as follows:

---------------------------------------------------------------
           Votes For        Votes Against      Abstentions
---------------------------------------------------------------
         2,810,676,404        1,548,589         11,281,804
---------------------------------------------------------------

* Mr. Jackson retired from the Board of Trustees on June 10, 2005.

+ Mr. Smith retired from the Board of Trustees on January 14, 2005.

  All tabulations are rounded to the nearest whole number.


A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments to enhance the fund's ability to invest in registered investment companies such as Putnam Prime Money Market Fund was approved as follows:

---------------------------------------------------------------
           Votes For       Votes Against     Abstentions
---------------------------------------------------------------
           5,678,486          240,896        1,606,332
---------------------------------------------------------------

A proposal to amend the fund's fundamental investment restriction with respect to senior securities to clarify that permitted borrowings are not prohibited was approved as follows:

---------------------------------------------------------------
           Votes For       Votes Against     Abstentions
---------------------------------------------------------------
           5,520,737          362,267        1,642,710
---------------------------------------------------------------

All tabulations are rounded to the nearest whole number.*



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $14,244,552 as long term capital gain, for its taxable year ended June 30, 2005.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.



Brokerage
commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam's U.S. Small- and Mid-Cap group for the year ended June 30, 2005. The other Putnam mutual funds in this group are Putnam Capital Opportunities Fund, Putnam Discovery Growth Fund, Putnam Mid Cap Value Fund, Putnam New Opportunities Fund, Putnam OTC & Emerging Growth Fund, Putnam Small Cap Value Fund, Putnam Vista Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Vista Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Small- and Mid-Cap group are (in descending order) Citigroup Global Markets, Goldman Sachs, JP Morgan Clearing, Merrill Lynch, and SG Cowen. Commissions paid to these firms together represented approximately 37% of the total brokerage commissions paid for the year ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 37% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns & Company, CIBC World Markets, Credit Suisse First Boston, Deutsche Bank Securities, Lazard Freres & Co., Lehman Brothers, Morgan Stanley Dean Witter, RBC Capital Markets, and UBS Warburg.

Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.



About the Trustees

-----------------------------------------------------------------------------
Jameson A. Baxter (9/6/43), Trustee since 1994

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm that she founded in 1986.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., Banta Corporation (a printing and digital imaging firm), Ryerson Tull, Inc. (a steel service corporation), the Mutual Fund Directors Forum, Advocate Health Care and BoardSource, formerly the National Center for Nonprofit Boards. She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years and as a board member for thirteen years. Until 2002, Ms.Baxter was a Director of Intermatic Corporation (a manufacturer of energy control products).

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President and Principal of the Regency Group, and Vice President of and Consultant to First Boston Corporation. She is a graduate of Mount Holyoke College.


-----------------------------------------------------------------------------
Charles B. Curtis (4/27/40), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues) and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a Member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson L.L.P., a Washington, D.C. law firm. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

-----------------------------------------------------------------------------
Myra R. Drucker (1/16/48), Trustee since 2004

Ms. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College, a Trustee of Commonfund (a not-for-profit firm specializing in asset management for educational endowments and foundations) and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years and a member of the Executive Committee of the Committee on Investment of Employee Benefit Assets. She is Chair of the Advisory Board of Hamilton Lane Advisors (an investment management firm) and a member of the Advisory Board of RCM (an investment management firm). Until August 31, 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. Ms. Drucker also served as a member of the NYSE Corporate Accountability and Listing Standards Committee and the NYSE/NASD IPO Advisory Committee.

Prior to joining General Motors Asset Management in 2001, Ms. Drucker held various executive positions in the investment management industry. Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a technology and service company in the document industry), where she was responsible for the investment of the company's pension assets. Ms. Drucker was also Staff Vice President and Director of Trust Investments for International Paper (a paper, paper distribution, packaging and forest products company) and previously served as Manager of Trust Investments for Xerox Corporation. Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics and portfolio theory at Temple University.


-----------------------------------------------------------------------------
John A. Hill (1/31/42), Trustee since 1985 and Chairman since 2000

Mr. Hill is Vice Chairman of First Reserve Corporation, a private equity buyout firm that specializes in energy investments in the diversified worldwide energy industry.

Mr. Hill is a Director of Devon Energy Corporation, TransMontaigne Oil Company and various private companies controlled by First Reserve Corporation, as well as a Trustee of TH Lee, Putnam Investment Trust (a closed-end investment company advised by an affiliate of Putnam Management). He is also a Trustee of Sarah Lawrence College. Until 2005, he was a Director of Continuum Health Partners of New York.

Prior to acquiring First Reserve Corporation in 1983, Mr. Hill held executive positions in investment banking and investment management with several firms and with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Director of the Federal Energy Administration. He is active in various business associations, including the Economic Club of New York, and lectures on energy issues in the United States and Europe. Mr. Hill holds a B.A. degree in Economics from Southern Methodist University and pursued graduate studies there as a Woodrow Wilson Fellow.

-----------------------------------------------------------------------------
Paul L. Joskow (6/30/47), Trustee since 1997

Dr. Joskow is the Elizabeth and James Killian Professor of Economics and Management, and Director of the Center for Energy and Environmental Policy Research at the Massachusetts Institute of Technology.

Dr. Joskow serves as a Director of National Grid Transco (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure) and TransCanada Corporation (an energy company focused on natural gas transmission and power services). Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution) and has been President of the Yale University Council since 1993. Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and, prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published five books and numerous articles on topics in industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition and privatization policies -- serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and M. Phil from Yale University and a B.A. from Cornell University.

-----------------------------------------------------------------------------
Elizabeth T. Kennan (2/25/38), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. Until 2005, she was a Director of Talbots, Inc. She has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance and Kentucky Home Life Insurance. She is a Trustee of the National Trust for Historic Preservation, of Centre College and of Midway College in Midway, Kentucky. She is also a member of The Trustees of Reservations. Dr. Kennan has served on the oversight committee of the Folger Shakespeare Library, as President of Five Colleges Incorporated, as a Trustee of Notre Dame University and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history and published numerous articles. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St.Hilda's College at Oxford University and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

-----------------------------------------------------------------------------
John H. Mullin, III (6/15/41), Trustee since 1997

Mr. Mullin is the Chairman and CEO of Ridgeway Farm (a limited liability company engaged in timber and farming).

Mr. Mullin serves as a Director of The Liberty Corporation (a broadcasting company), Progress Energy, Inc. (a utility company, formerly known as Carolina Power & Light) and Sonoco Products, Inc. (a packaging company). Mr. Mullin is Trustee Emeritus of The National Humanities Center and Washington & Lee University, where he served as Chairman of the Investment Committee. Prior to May 2001, he was a Director of Graphic Packaging International Corp. Prior to February 2004, he was a Director of Alex Brown Realty, Inc.

Mr. Mullin is also a past Director of Adolph Coors Company; ACX Technologies, Inc.; Crystal Brands, Inc.; Dillon, Read & Co., Inc.; Fisher-Price, Inc.; and The Ryland Group, Inc. Mr. Mullin is a graduate of Washington & Lee University and The Wharton Graduate School, University of Pennsylvania.

-----------------------------------------------------------------------------
Robert E. Patterson (3/15/45), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, L.P. and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center and as a Director of Brandywine Trust Group, LLC. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, he was President and Trustee of Cabot Industrial Trust (apublicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

-----------------------------------------------------------------------------
W. Thomas Stephens (9/2/42), Trustee since 1997

Mr. Stephens is Chairman and Chief Executive Officer of Boise Cascade, L.L.C. (a paper, forest products and timberland assets company).

Mr. Stephens serves as a Director of TransCanada Pipelines Limited. Until 2004, Mr. Stephens was a Director of Xcel Energy Incorporated (a public utility company), Qwest Communications, and Norske Canada, Inc. (a paper manufacturer). Until 2003, Mr. Stephens was a Director of Mail-Well, Inc. (a diversified printing company). He served as Chairman of Mail-Well until 2001 and as CEO of MacMillan-Bloedel, Ltd. (a forest products company) until 1999.

Prior to 1996, Mr. Stephens was Chairman and Chief Executive Officer of Johns Manville Corporation. He holds B.S. and M.S. degrees from the University of Arkansas.

-----------------------------------------------------------------------------
Richard B. Worley (11/15/45), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital, LLC, an investment management firm.

Mr. Worley serves on the Executive Committee of the University of Pennsylvania Medical Center, is a Trustee of The Robert Wood Johnson Foundation (a philanthropic organization devoted to health care issues) and is a Director of The Colonial Williamsburg Foundation (a historical preservation organization). Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as Chief Strategic Officer of Morgan Stanley Investment Management. He previously served as President, Chief Executive Officer and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm.

Mr. Worley holds a B.S. degree from University of Tennessee and pursued graduate studies in economics at the University of Texas.

-----------------------------------------------------------------------------
Charles E. Haldeman, Jr.* (10/29/48), Trustee since 2004

Mr. Haldeman is President and Chief Executive Officer of Putnam, LLC ("Putnam Investments"). He is a member of Putnam Investments' Executive Board of Directors and Advisory Council. Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments' Investment Division.

Prior to joining Putnam Investments in 2002, Mr. Haldeman held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President & Chief Operating Officer of United Asset Management. Mr.Haldeman was also a partner and director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves as a Trustee of Dartmouth College and as Emeritus Trustee of Abington Memorial Hospital. He is a graduate of Dartmouth College, Harvard Law School and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

-----------------------------------------------------------------------------
George Putnam, III* (8/10/51), Trustee since 1984 and President since 2000

Mr. Putnam is President of New Generation Research, Inc. (a publisher of financial advisory and other research services), and of New Generation Advisers, Inc. (a registered investment advisor to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser).

He is a Trustee of St. Mark's School, Shore Country Day School, and until 2002 was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School and Harvard Law School.


  The address of each Trustee is One Post Office Square, Boston, MA 02109.

  As of June 30, 2005, there were 108 Putnam Funds. All Trustees serve as Trustees of all Putnam funds.

  Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam, LLC and its affiliated companies. Messrs. Haldeman and Putnam III are deemed "interested persons" by virtue of their positions as officers of the fund, Putnam Management or Putnam Retail Management and as shareholders of Marsh & McLennan Companies, Inc. Mr. Putnam, III is the President of your fund and each of the other Putnam funds. Mr. Haldeman is President and Chief Executive Officer of Putnam Investments.


Officers

In addition to George Putnam, III, the other officers of the fund are shown below:

Charles E. Porter (7/26/38)
Executive Vice President, Associate Treasurer and Principal Executive Officer
Since 1989

Jonathan S. Horwitz (6/4/55)
Senior Vice President and Treasurer
Since 2004

Prior to 2004, Managing Director,
Putnam Investments

Steven D. Krichmar (6/27/58)
Vice President and Principal Financial Officer
Since 2002

Senior Managing Director, Putnam
Investments. Prior to July 2001, Partner,
PricewaterhouseCoopers LLP

Michael T. Healy (1/24/58)
Assistant Treasurer and Principal
Accounting Officer
Since 2000

Managing Director, Putnam Investments

Beth S. Mazor (4/6/58)
Vice President
Since 2002

Senior Vice President, Putnam Investments

Daniel T. Gallagher (2/27/62)
Senior Vice President, Staff Counsel
and Compliance Liaison
Since 2004

Prior to 2004, Associate, Ropes & Gray LLP;
prior to 2000, Law Clerk, Massachusetts
Supreme Judicial Court

Francis J. McNamara, III (8/19/55)
Vice President and Chief Legal Officer
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management
and Putnam Retail Management. Prior
to 2004, General Counsel, State Street
Research & Management Company

James P. Pappas (2/24/53)
Vice President
Since 2004

Managing Director, Putnam Investments
and Putnam Management. During  2002,
Chief Operating Officer, Atalanta/Sosnoff
Management Corporation; prior to 2001,
President and Chief Executive Officer,
UAM Investment Services, Inc.

Richard S. Robie, III (3/30/60)
Vice President
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management
and Putnam Retail Management. Prior
to 2003, Senior Vice President, United
Asset Management Corporation

Charles A. Ruys de Perez (10/17/57)
Vice President and Chief Compliance Officer
Since 2004

Managing Director, Putnam Investments

Mark C. Trenchard (6/5/62)
Vice President and BSA Compliance Officer
Since 2002

Senior Vice President, Putnam Investments

Judith Cohen (6/7/45)
Vice President, Clerk and Assistant Treasurer
Since 1993

Wanda M. McManus (1/4/47)
Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2005

Nancy T. Florek (6/13/57)
Vice President, Assistant Clerk,
Assistant Treasurer and Proxy Manager
Since 2005


The address of each Officer is One Post Office Square, Boston, MA 02109.



Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Independent Registered

Public Accounting Firm
PricewaterhouseCoopers LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Senior Vice President, Staff
Counsel and Compliance Liaison

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Vice President, Clerk and
Assistant Treasurer

Wanda M. McManus
Vice President, Senior Associate
Treasurer and Assistant Clerk

Nancy T. Florek
Vice President, Assistant Clerk,
Assistant Treasurer and
Proxy Manager

This report is for the information of shareholders of Putnam Small Cap Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.



[LOGO OMITTED]

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS


[GRAPHIC OMITTED: SCALE]


Not FDIC Insured   May Lose Value   No Bank Guarantee


AN076 226461 8/05



[GRAPHIC OMITTED: PUTNAM LOGO]
----------------------------------------------------------------------------
Putnam Small Cap Growth Fund
Supplement to Annual Report dated 6/30/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE

Total return for periods ended 6/30/05

                                                                      NAV

Life of fund (since class A inception, 12/31/97)                   237.94%
Annual average                                                      17.63
5 years                                                             -5.23
Annual average                                                      -1.07
1 year                                                               9.85

Share value:                                                          NAV

6/30/04                                                            $20.06
6/30/05                                                            $21.73

Distributions:  No.   Income        Capital gains                Total
                1       --   Long-term       Short-term         $0.2955
                              $0.2955            --
----------------------------------------------------------------------------
Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

Performance assumes reinvestment of distributions and does not account for taxes. Returns shown for class Y shares for periods prior to their inception (11/3/03) are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. Returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

For a portion of the period this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

A short-term trading fee of up to 2% may apply.

Please see pages 15-16 of the accompanying shareholder report for a discussion of the information appearing in the tables below:
----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 6/30/05

                                                           Class Y
Expenses paid per $1,000*                                  $6.46
Ending value (after expenses)                              $1,003.70
----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming a hypothetical 5% annualized return for the 6 months ended 6/30/05

                                                           Class Y
Expenses paid per $1,000*                                  $6.51
Ending value (after expenses)                              $1,018.35
----------------------------------------------------------------------------

EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio +                     1.30%
Average annualized expense ratio for Lipper peer group++   1.37%

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in financial highlights.

++ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.
----------------------------------------------------------------------------


Item 2. Code of Ethics:
----------------------------------------------------------------------------
(a) All officers of the Fund, including its principal executive, financial and accounting officers, are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2004, Putnam Investment Management, LLC, the Fund's investment manager, Putnam Retail Management Limited Partnership, the Fund's principal underwriter, and Putnam Investments Limited, the sub-manager for a portion of the assets of certain funds as determined by Putnam Management from time to time, adopted several amendments to their Code of Ethics. Some of these amendments were adopted as a result of Putnam Investment Management's partial settlement order with the SEC on November 13, 2003. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) a 90-day blackout period for all shares of Putnam open-end funds (except for money market funds) purchased or sold (including exchanges into or out of a fund) by Putnam employees and certain family members; (ii) a one-year holding period for all access persons that operates in the same manner as the 90-day rule; (iii) delivery by Putnam employees to the Code of Ethics Administrator of both quarterly account statements for all brokerage accounts (irrespective of activity in the accounts) and account statements for any Putnam funds not held at Putnam or for any funds sub-advised by Putnam; (iv) a prohibition of Putnam employees from making more than 25 trades in individual securities in their personal accounts in any given quarter; (v) the extension of the existing prohibition of access persons from a purchase and sale or sale and purchase of an individual security within 60 days to include trading based on tax-lot election; (vi) the inclusion of trades in Marsh & McLennan Companies, Inc. (ultimate parent company of Putnam Investment Management) securities in pre-clearance and reporting requirements; (vii) a prohibition of limit and good-until-canceled orders as inconsistent with the requirements of daily pre-clearance; (viii) new limits and procedures for accounts managed by outside managers and brokers, in order for trading in such accounts to be exempt from pre-clearance requirements; (ix) a new gift and entertainment policy that imposes a reporting obligation on all meals and entertainment and new limits on non-meal entertainment; (x) a number of alternatives for the reporting of irregular activity.

In December 2004, additional amendments to the Code of Ethics were adopted. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) implementation of minimum monetary sanctions for violations of the Code; (ii) expansion of the definition of "access person" under the Code include all Putnam employees with access to non-public information regarding Putnam-managed mutual fund portfolio holdings; (iii) lengthening the period during which access persons are required to complete quarterly reports; (iv) reducing the maximum number of trades than can be made by Putnam employees in their personal accounts in any calendar quarter from 25 trades to 10 trades; and (v) lengthening the required holding period for securities by access persons from 60 days to 90 days.

In March 2005, additional amendments to the Code of Ethics were adopted, that went into effect on April 1, 2005. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments (i) prohibit Putnam employees and their immediate family members from having any direct or indirect personal financial interest in companies that do business with Putnam (excluding investment holdings in public companies that are not material to the employee), unless such interest is disclosed and approved by the Code of Ethics Officer; (ii) prohibit Putnam employees from using Putnam assets, letterhead or other resources in making political or campaign contributions, solicitations or endorsements;(iii) require Putnam employees to obtain pre-clearance of personal political or campaign contributions or other gifts to government officials or political candidates in certain jurisdictions and to officials or candidates with whom Putnam has or is seeking to establish a business relationship and (iv) require Putnam employees to obtain pre-approval from Putnam's Director of Government Relations prior to engaging in lobbying activities.

Item 3. Audit Committee Financial Expert:
----------------------------------------------------------------------------
The Funds' Audit and Pricing Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Pricing Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that all members of the Funds' Audit and Pricing Committee meet the financial literacy requirements of the New York Stock Exchange's rules and that Mr. Patterson, Mr. Stephens and Mr. Worley qualify as "audit committee financial experts" (as such term has been defined by the Regulations) based on their review of their pertinent experience and education. Certain other Trustees, although not on the Audit and Pricing Committee, would also qualify as "audit committee financial experts."
The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Pricing Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditors:

                               Audit-Related              All Other
Fiscal year ended Audit  Fees  Fees           Tax Fees    Fees
----------------- -----------  -------------  ----------  ---------------
June 30, 2005     $41,779*     $--            $3,275      $188
June 30, 2004     $35,742*     $--            $3,014      $47

*: Includes fees of $ 290 and $ 76 billed by the fund's independent auditor to the fund for audit procedures necessitated by regulatory and litigation matters for the fiscal years ended June 30, 2005 and June 30, 2004, respectively. These fees were reimbursed to the fund by Putnam.

For the fiscal years ended June 30, 2005 and June 30, 2004, the fund's independent auditors billed aggregate non-audit fees in the amounts of $ 193,788 and $ 136,689 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represents fees billed for the fund's last two fiscal years.

Audit-Related Fees represents fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees Fees represent fees billed for services relating to an analysis of recordkeeping fees and fund expense processing.

Pre-Approval Policies of the Audit and Pricing Committee. The Audit and Pricing Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee and will generally not be subject to pre-approval procedures.

Under certain circumstances, the Audit and Pricing Committee believes that it may be appropriate for Putnam Investment Management, LLC ("Putnam Management") and certain of its affiliates to engage the services of the funds' independent auditors, but only after prior approval by the Committee.
 Such requests are required to be submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work must be performed by that particular audit firm. The Committee will review the proposed engagement at its next meeting.

Since May 6, 2003, all work performed by the independent auditors for the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund was pre-approved by the Committee or a member of the Committee pursuant to the pre-approval policies discussed above. Prior to that date, the Committee had a general policy to pre-approve the independent auditor's engagements for non-audit services with the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

The following table presents fees billed by the fund's principal auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
                                                              Total Non-Audit
Fiscal year ended Audit-Related Fees Tax Fees  All Other Fees Fees
----------------- ------------------ --------  -------------- ---------------
June 30, 2005     $--                $--       $--            $--
June 30, 2004     $--                $--       $--            $--


Item 5. Audit Committee:
----------------------------------------------------------------------------

Not applicable

Item 6. Schedule of Investments:
----------------------------------------------------------------------------

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
----------------------------------------------------------------------------
Management Investment Companies:
--------------------------------

Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment
----------------------------------------------------------------------------
Companies and Affiliated Purchasers:
------------------------------------

Not applicable

Item 9. Submission of Matters to a Vote of Security Holders:
----------------------------------------------------------------------------

Not applicable

Item 10. Controls and Procedures:
----------------------------------------------------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
----------------------------------------------------------------------------

(a) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):         /s/Michael T. Healy
                                  ------------------------------
                                  Michael T. Healy
                                  Principal Accounting Officer
Date: August 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):         /s/Charles E. Porter
                                  ------------------------------
                                  Charles E. Porter
                                  Principal Executive Officer
Date: August 29, 2005



By (Signature and Title):         /s/Steven D. Krichmar
                                  ------------------------------
                                  Steven D. Krichmar
                                  Principal Financial Officer
Date: August 29, 2005



Item 1. Report to Stockholders:
--------------------------------

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam
International Growth
and Income Fund

6 | 30 | 05

Annual Report

[GRAPHICS OMITTED: STAMP COVER, SCALE AND LOGO]

VALUE FUNDS
look for stocks that have
been overlooked by
other investors and that
may be selling for less
than their true worth.


What makes Putnam different?

[GRAPHIC OMITTED: FOUNDER]

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

[GRAPHIC OMITTED: JUSTICE SAMUEL PUTNAM 1830]

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their advisors can build diversified portfolios.

A commitment to doing what's right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial advisors, make informed investment decisions with confidence.


Putnam
International Growth
and Income Fund

6 | 30 | 05

Annual Report

Message from the Trustees                      2
About the fund                                 4
The year in review                             7
Performance                                   12
Expenses                                      15
Turnover                                      17
Risk                                          18
Your fund's management                        19
Terms and definitions                         22
Trustee approval of management contract       24
Other shareholder information                 29
Financial statements                          30
Federal tax information                       57
Shareholder meeting results                   58
Brokerage commissions                         60
About the Trustees                            61
Officers                                      67

Cover photograph: Postage stamps, private collection[C] White-Packert
Photography



Message from the Trustees

Dear Fellow Shareholder

During the period ended June 30, 2005, the Federal Reserve Board's more restrictive monetary policy, along with high energy prices, began to moderate the pace of economic expansion. International markets generally outperformed stock and bond markets in the United States. However, the U.S. dollar strengthened against foreign currencies, partially offsetting the effects of these gains. Amid the uncertainties of this environment, the in-depth, professional research and active management that mutual funds can provide makes them an intelligent choice for today's investors.

We want you to know that Putnam Investments' management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on investment performance and remains committed to putting the interests of shareholders first. In keeping with these goals, we have redesigned and expanded our shareholder reports to make it easier for you to learn more about your fund.

More information about your fund's strategy and history has been added to this report. We have also included additional information about your fund's management team, including compensation data pertaining to your fund. Furthermore, on page 24 we provide information about the 2005 approval by the Trustees of your fund's management contract with Putnam.

We would also like to take this opportunity to announce the retirement of one of your fund's Trustees, Ronald J. Jackson, who has been an independent Trustee of the Putnam funds since 1996. We thank him for his service.

In the following pages, members of your fund's management team discuss the fund's performance, strategies, and their outlook for the months ahead.

Respectfully yours,

/S/ GEORGE PUTNAM, III
George Putnam, III
President of the Funds

/S/ JOHN A. HILL
John A. Hill
Chairman of the Trustees

August 17, 2005


[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM, III AND JOHN A. HILL]


Putnam International Growth and Income Fund:
a value approach to international investing

As a shareholder of Putnam International Growth and Income Fund, you are positioning some of your money to benefit from positive changes happening in companies outside the United States. Although international investing involves economic, political, and currency risks, the fund lets you take advantage of the capital appreciation potential of international companies changing to compete in a dynamic global economy.

The fund's strategy is to identify established international companies considered likely to benefit from positive business changes, especially corporate restructurings to cut costs and shed unproductive units. International markets also provide a vibrant setting for two other types of corporate change -- industry deregulation and the privatization of state-owned enterprises. Deregulation gives many large companies greater growth potential, while privatization may allow investors to become shareholders in companies formerly owned by a government.

To identify and analyze these opportunities, the fund's management team relies on Putnam's proprietary research. This research is generated by Putnam analysts based in Boston, as well as in London and Tokyo for better access to information about international markets and companies.

Underpinning the fund's investment process is Putnam's value strategy for identifying financially strong companies that appear to be priced attractively. Since many stocks are priced attractively because of business problems, Putnam tries to offset this risk by focusing on finding companies that are making positive business changes. Also, Putnam's value approach includes a disciplined process for selling stocks that the management team believes are fully valued in an effort to reduce the risk of owning overpriced securities.

Market integration and corporate strategies focused on shareholder value have enhanced value investment opportunities since the fund launched in 1996.

1996

Germany
issues publicly
traded stock
for Deutsche
Telecom

1997

Hong Kong
reverts to
China's rule

1998

Daimler Benz
(Germany)
acquires Chrysler
(U.S.)

1998

European
Central Bank
is founded

1999

The euro
integrates
11 European
economies
under one
currency

[GRAPHICS OMITTED: CELL PHONE, DAIMLER-BENZ AND EURO CURRENCY]


Putnam International Growth and Income Fund combines the potential benefits of international investing with Putnam's value strategy. Since 1996, the fund has pursued the capital appreciation potential of undervalued companies in international markets that have undertaken positive changes to compete in the global economy.

Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations

A rising equity culture fuels the growth of international markets.

Many analysts believe that as equity markets expand an "equity culture" forms. In an equity culture, people accept the risk of owning stocks in exchange for the opportunity to earn long-term financial rewards. Signs of a flourishing equity culture include the creation of new markets and investor-friendly regulations.

New markets for equity investing were established as communist economies transitioned to capitalism. In 1989, Slovenia established a stock exchange, followed by Hungary, China, and more than five other nations by 1992.

Investor-friendly regulations help to give investors a sound legal footing. Examples include South Korea's measures requiring companies to respect minority-shareholder rights, grant real power to independent directors, and open up to foreign ownership.

1999

Olivetti acquires
Telecom Italia --
Europe's first
major corporate
takeover

2000

Vodafone Group
(U.K.) acquires
Mannesmann
(Germany)

2001

China joins the
World Trade
Organization

2004

Securities
issuance reaches
a record
$5.7 trillion

2004

European
Union expands
to include 10 new
member states


Putnam International Growth and Income Fund invests primarily in stocks of mid- and large-cap foreign companies that the management team believes are undervalued. It seeks capital growth, with current income as a secondary objective. It may be appropriate for investors seeking exposure to international equities.

------------------------------------------------------------------------------
Highlights

* For the 12 months ended June 30, 2005, Putnam International Growth and Income Fund's class A shares returned 13.27% without sales charges.

* The fund's benchmark, the S&P/Citigroup World Ex-U.S. Value Primary Market Index, returned 16.00%.

* The average return for the fund's Lipper category, International Large-Cap Value Funds, was 13.21%.

* Additional fund performance, comparative performance, and Lipper data can be found on page 12.

------------------------------------------------------------------------------
Performance

Total return for class A shares for periods ended 6/30/05

------------------------------------------------------------------------------
                                   Annualized return      Cumulative return
                                       NAV      POP           NAV       POP
------------------------------------------------------------------------------
Life of fund (inception: 8/1/96)      8.36%    7.71%       104.59%    93.90%
------------------------------------------------------------------------------
5 years                               1.10     0.02          5.64      0.09
------------------------------------------------------------------------------
1 year                               13.27     7.28         13.27      7.28
------------------------------------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25%. For the most recent month-end performance, visit www.putnam.com. For a portion of the period, this fund limited expenses, without which returns would have been lower. A short-term trading fee of up to 2% may apply.


Report from the fund managers

The year in review

Your fund generated a strong absolute return during its fiscal year, reflecting the generally positive effects of growing economies around the globe. Factors influencing overall performance included stock selection, currency exchange rates, and the fundfocus on large-cap and value stocks. The fund underperformed its benchmark, primarily due to its larger-cap bias and volatile currency exchange rates. Small- and mid-cap stocks continued to outperform large-cap stocks, which hurt the fund relative to its benchmark. The movement in the dollar over this time period also detracted some from performance. First, during the latter half of 2004, the dollar weakened dramatically versus most other major currencies. While this movement benefitted international stocks in general, the dramatic move in the dollar negatively affected some of the major exporters in the portfolio, such as the auto manufacturers and food producers. Second, in the first half of 2005, the dollar reversed course against the euro and the yen in particular, which provided a headwind for international equities. Importantly, the fund performed in line with the Lipper International Large-Cap Value Funds category average during this time period, based on results at net asset value (NAV, or without sales charges).

Market overview

Stock markets around the world generally advanced during your fund's fiscal year. In early November 2004, after the U.S. presidential election, global markets rallied, with most peaking in December 2004. Volatility increased in January 2005, and in March and April global markets declined as a result of slower economic activity in the U.S., Japan, and Germany. As the U.S. economy decelerated, energy prices rose and signs of inflation mounted. The U.S. Federal Reserve Board raised the federal funds rate a total of nine times between June 30, 2004, and June30, 2005.

International stocks continued to outperform U.S. stocks during the fund's fiscal year, including stocks issued in markets in the United Kingdom, France, Switzerland, Canada, and Australia. Emerging markets, such as those in Latin America, Asia, and Eastern Europe, did well on a relative basis. China continued its extraordinary rate of economic growth, which was approximately 9% during the period. Development in China has been supporting business growth in a variety of markets. China imports steel, electronics, and technology products from Japan, South Korea, and Taiwan, as well as energy and basic materials from Australia and Brazil, among others. Currency exchange rates were quite volatile, with the U.S. dollar declining versus foreign currencies in 2004, then rebounding to some extent in 2005.

Strategy overview

For much of the year, the fund was positioned to benefit from what we considered normal progressions in global business cycles. For example, relative to the benchmark, the portfolio had overweighted positions in basic materials, energy, technology, and capital goods. We believed that China's economy would continue to grow and support peripheral economies, such as those in emerging Asia and Japan. Our theses were correct, and the portfolio's positions in these sectors helped returns. We took profits on certain early-cycle stocks, such as metals and mining stocks, and reallocated the proceeds into later-cycle stocks, such as those of specialty chemical companies.

------------------------------------------------------------------------------
Market sector performance

These indexes provide an overview of performance in different market sectors for the 12 months ended 6/30/05.

------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
S&P/Citigroup World Ex-U.S. Value Primary Market Index
(international value stocks of large companies)                         16.00%
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                       6.32%
------------------------------------------------------------------------------
Russell 1000 Value Index (large-company value stocks)                   14.06%
------------------------------------------------------------------------------
Russell Midcap Growth Index (midsize-company growth stocks)             10.86%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency securities)       6.65%
------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield corporate bonds)   10.29%
------------------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                                    8.15%
------------------------------------------------------------------------------

We also established an overweighted position, relative to the benchmark, in health-care stocks, particularly Japanese pharmaceutical stocks. In our view, these were attractively priced and several of the companies have carved out niche positions in their markets. However, while the health-care sector outperformed during the period, our positions actually detracted from relative returns, because the stocks we selected failed to live up to our expectations during the reporting period.

Also, as mentioned earlier, we lessened exposure to certain export companies that we believed would be negatively affected by unfavorable currency exchange rates, as these could affect selling prices, profit margins, and earnings outlooks.

Your fund's holdings

Japan Tobacco, mentioned in the most recent semiannual report, continued to outperform. Our thesis was that the company would be able to rebound from the loss of a distribution contract it had with Marlboro by introducing new brands, cutting costs, and focusing on its international growth strategy. The company succeeded on all counts during the period. It has increased free cash flow generation and gained market share. The stock continues to be a core holding for the fund.

SanTen Pharmaceutical, a midsize Japanese company, is a leader in the ophthalmology segment of the industry. Its key products are designed to treat dry eyes and glaucoma. We believed the company would benefit from Japanese consumer spending, the aging of the population, and growing demand from China. The company, in our view, has effective corporate governance, progressive management, and a dividend yield that is nearly twice the average of the Japanese stock market. In short, it had all the characteristics we were seeking, and it was trading at a discount relative to the health-care sector. The stock outperformed for the period.

------------------------------------------------------------------------------
Comparison of top industry weightings

This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

[GRAPHIC OMITTED: horizontal bar chart COMPARISON OF TOP INDUSTRY WEIGHTINGS]

                     as of 12/31/04    as of 6/30/05

Banking                       19.5%            23.3%
----------------------------------------------------

Insurance                      7.8%             8.1%
----------------------------------------------------

Telecommunications             8.8%             7.3%
----------------------------------------------------

Oil and gas                    6.2%             7.1%
----------------------------------------------------

Pharmaceuticals                7.0%             5.8%
----------------------------------------------------


The German specialty chemical manufacturer BASF is very similar to its closest peer, Dow Chemicals, in terms of its products and its market. BASF has an advantage in that it owns an oil and gas franchise that is benefiting from the high price of energy. Revenues from this energy interest make the company's earnings less volatile than Dow. Because BASF sells what it produces in the region in which it is produced, the company has very little currency exposure from its transactions. We established a position in BASF earlier in the year when the stock was trading at a significant discount to Dow Chemicals. It has been among the portfolio's best-performing stocks during the period, and we believe its growth prospects remain excellent.

Among the stocks that detracted from results during the period was Diageo, a major exporter to the U.S. of alcoholic beverages. The stock price declined at the end of 2004 because weakness of the U.S. dollar versus other currencies dampened the company's profitability.


------------------------------------------------------------------------------
Top holdings

This table shows the fund's top holdings, and the percentage of the fund's net assets that each comprised, as of 6/30/05. The fund's holdings will change over time.

------------------------------------------------------------------------------
Holding (percent of fund's net assets)    Country          Industry
------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (2.7%)   United Kingdom   Banking
------------------------------------------------------------------------------
HSBC Holdings PLC (2.6%)                  United Kingdom   Banking
------------------------------------------------------------------------------
Barclays PLC (2.3%)                       United Kingdom   Banking
------------------------------------------------------------------------------
E.On AG (2.3%)                            Germany          Electric utilities
------------------------------------------------------------------------------
Vodafone Group PLC (2.3%)                 United Kingdom   Telecommunications
------------------------------------------------------------------------------
BNP Paribas SA (2.3%)                     France           Banking
------------------------------------------------------------------------------
Credit Suisse Group (1.9%)                Switzerland      Investment banking/
                                                           brokerage
------------------------------------------------------------------------------
ING Groep NV (1.8%)                       Netherlands      Insurance
------------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (1.8%)  United Kingdom   Oil and gas
------------------------------------------------------------------------------
Zurich Financial Services AG (1.7%)       Switzerland      Insurance
------------------------------------------------------------------------------


When the stock recovered somewhat in early 2005, we sold it. We doubted that the company's new distribution strategy would improve margins to the extent its management had anticipated. After we sold the position, the stock, a component of the fund's benchmark, continued to outperform, which hurt the fund's relative returns. However, data released soon after the fiscal year ended suggests that our thesis was correct. We now believe the decision to sell Diageo was the right one, albeit slightly premature.

Shares of Sankyo, another Japanese pharmaceutical company, detracted from returns during the period.

Investors were skeptical about the benefits of Sankyo's merger with Daiichi Pharmaceuticals. However, we believe Sankyo will continue to benefit from joint sales and marketing efforts with Sanofi-Aventis of its popular drug, Plavix. Furthermore, in our opinion, Sankyo has a solid pipeline of new drugs, strong growth prospects, and, as of the end of the period, was very attractively valued.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

------------------------------------------------------------------------------
The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

We believe growth prospects in international markets are compelling, especially for the natural resource-based economies, such as Brazil and Australia, and emerging Asian economies, such as South Korea. Given the pace of corporate and governmental restructurings, we believe that over the near term, there is better earnings growth potential outside the U.S. than within it.

Even more important than growth prospects, in our view, is that international stocks are priced far more attractively, we believe, than domestic stocks, based on a variety of valuation metrics. European and Japanese companies are generating high free cash-flow yields. Resource-based economies, such as South Korea, Brazil, and Russia, are trading at low price-to-earnings ratios, while also benefiting from the boom in demand for commodities and energy. Finally, we believe that world markets will begin to focus on trade deficits and the balance of accounts. We believe the U.S. dollar will weaken, especially against Asian currencies, for the balance of 2005. If we are correct, this could benefit international stocks.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.


Your fund's performance

This section shows your fund's performance during its fiscal year, which ended June 30, 2005. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com.



------------------------------------------------------------------------------
Fund performance

Total return for periods ended 6/30/05

-------------------------------------------------------------------------------------------------------------
                   Class A             Class B             Class C             Class M           Class R
(inception dates)  (8/1/96)          (8/1/96)              (2/1/99)           (8/1/96)           (12/1/03)
-------------------------------------------------------------------------------------------------------------
                   NAV       POP       NAV       CDSC      NAV       CDSC      NAV       POP       NAV
-------------------------------------------------------------------------------------------------------------
Life of fund    104.59%    93.90%    91.05%     91.05%   91.79%     91.79%   95.44%    88.59%    99.90%
Annual average    8.36      7.71      7.53       7.53     7.58       7.58     7.81      7.38      8.08
-------------------------------------------------------------------------------------------------------------
5 years           5.64      0.09      1.69      -0.12     1.92       1.92     2.92     -0.67      4.28
Annual average    1.10      0.02      0.34      -0.02     0.38       0.38     0.58     -0.13      0.84
-------------------------------------------------------------------------------------------------------------
1 year           13.27      7.28     12.38       7.38    12.39      11.39    12.62      8.63     12.83
-------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.50%, respectively (which for class M shares does not reflect a reduction in sales charges that went into effect on April 1, 2005; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC. Performance for class C and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase. In addition, there is a 1% short-term trading fee for this fund on shares sold or exchanged between 6 and 90 days.



------------------------------------------------------------------------------
Change in the value of a $10,000 investment ($9,475 after sales charge)

Cumulative total return from 8/1/96 to 6/30/05

[GRAPHIC OMITTED: worm chart CHANGE IN THE VALUE OF A $10,000 INVESTMENT]

               Putnam International
             Growth and Income Fund      S&P/Citigroup World Ex-U.S.
              class A shares at POP       Value Primary Market Index


8/1/96                        9,475                           10,000
6/30/97                      12,011                           12,008
6/30/98                      14,361                           13,114
6/30/99                      15,778                           14,128
6/30/00                      18,355                           16,846
6/30/01                      15,005                           13,040
6/30/02                      14,067                           11,790
6/30/03                      12,989                           11,235
6/30/04                      17,119                           14,744
6/30/05                     $19,390                          $17,040


Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $19,105 and $19,179, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund's class M shares would have been valued at $19,544 ($18,859 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $19,990. See first page of performance section for performance calculation method.


------------------------------------------------------------------------------
Comparative index returns

For periods ended 6/30/05

------------------------------------------------------------------------------
                              S&P/Citigroup            Lipper International
                              World Ex-U.S. Value      Large-Cap Value Funds
                              Primary Market Index     category average*
------------------------------------------------------------------------------
Life of fund                        84.14%                   70.59%
Annual average                       7.09                     6.06
------------------------------------------------------------------------------
5 years                             19.03                     0.03
Annual average                       3.55                    -0.11
------------------------------------------------------------------------------
1 year                              16.00                    13.21
------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 1-year, 5-year, and life-of-fund periods ended 6/30/05 there were 21, 12, and 8 funds, respectively, in this Lipper category.




------------------------------------------------------------------------------
Price and distribution information

For the 12-month period ended 6/30/05

----------------------------------------------------------------------------------------
                         Class A        Class B   Class C        Class M        Class R
----------------------------------------------------------------------------------------
Distributions (number)       1             1         1               1             1
----------------------------------------------------------------------------------------
Income                    $0.088        $0.024    $0.029          $0.046        $0.092
----------------------------------------------------------------------------------------
Capital gains                 --           --        --              --            --
----------------------------------------------------------------------------------------
Total                     $0.088        $0.024    $0.029          $0.046        $0.092
----------------------------------------------------------------------------------------
Share value:          NAV       POP       NAV       NAV       NAV       POP       NAV
----------------------------------------------------------------------------------------
6/30/04            $10.39    $10.97    $10.21    $10.32    $10.35    $10.73    $10.39
----------------------------------------------------------------------------------------
6/30/05             11.68     12.33     11.45     11.57     11.61    12.00*     11.63
----------------------------------------------------------------------------------------

* Reflects a reduction in sales charges that took effect on April 1, 2005.



Your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

------------------------------------------------------------------------------
Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam International Growth and Income Fund from January 1, 2005, to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

------------------------------------------------------------------------------
                               Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Expenses paid per $1,000*        $6.93    $10.60    $10.60     $9.38     $8.16
------------------------------------------------------------------------------
Ending value (after expenses)  $983.20   $979.50   $979.70   $979.70   $981.40
------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

------------------------------------------------------------------------------
Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended June 30, 2005, use the calculation method below. To find the value of your investment on January 1, 2005, go to www.putnam.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 01/01/2005 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.


------------------------------------------------------------------------------
How to calculate the expenses you paid
------------------------------------------------------------------------------
                                                                    Total
Value of your                            Expenses paid            = expenses
investment on 1/1/05  [DIV]  $1,000  x   per $1,000                 paid
------------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
------------------------------------------------------------------------------
$10,000               [DIV]  $1,000  x   $6.93 (see table above)  = $69.30
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Compare expenses using the SEC's method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

-------------------------------------------------------------------------------
                                Class A   Class B   Class C   Class M   Class R
-------------------------------------------------------------------------------
Expenses paid per $1,000*         $7.05    $10.79    $10.79     $9.54     $8.30
-------------------------------------------------------------------------------
Ending value (after expenses) $1,017.80 $1,014.08 $1,014.08 $1,015.32 $1,016.56
-------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

------------------------------------------------------------------------------
Compare expenses using industry averages

You can also compare your fund's expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
                               Class A   Class B   Class C   Class M   Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio+                 1.41%     2.16%     2.16%     1.91%     1.66%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group++  1.46%     2.21%     2.21%     1.96%     1.71%
------------------------------------------------------------------------------

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

++ Simple average of the expenses of all front-end load funds in the fund's
   Lipper peer group, calculated in accordance with Lipper's standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund's expenses for its most recent fiscal year available to Lipper as of 6/30/05. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly smaller or larger than the fund, which may limit the comparability of the fund's expenses to the simple average, which typically is higher than the asset-weighted average.


Your fund's portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

------------------------------------------------------------------------------
Turnover comparisons

Percentage of holdings that change every year

------------------------------------------------------------------------------
                                        2005   2004   2003   2002   2001
------------------------------------------------------------------------------
Putnam International
Growth and Income Fund                  62%    71%    67%    143%   113%
------------------------------------------------------------------------------
Lipper International Large-Cap
Value Funds category average            65%    65%    89%    122%   109%
------------------------------------------------------------------------------

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on June 30. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2005 is based on information available as of 6/30/05.


Your fund's risk

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

------------------------------------------------------------------------------
Your fund's Overall Morningstar Risk

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of June 30, 2005. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

[GRAPHIC OMITTED: chart MORNINGSTAR RISK]

Fund's Overall
Morningstar Risk        2.30

Int'l stock
fund average            3.30

0%  INCREASING RISK     100%

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Your fund's management

Your fund is managed by the members of the Putnam International Value Team. Pamela Holding is the Portfolio Leader and Frederick Copper is a Portfolio Member of your fund. The Portfolio Leader and Portfolio Member coordinate the team's management of the fund.


------------------------------------------------------------------------------
Fund ownership by the Portfolio Leader and Portfolio Member

The table below shows how much the fund's current Portfolio Leader and Portfolio Member have invested in the fund (in dollar ranges). Information shown is as of June 30, 2005, and June30, 2004.

-----------------------------------------------------------------------------------------------------------------
                                        $1 -         $10,001 -   $50,001 -    $100,001 -  $500,001 -   $1,000,001
                         Year   $0      $10,000      $50,000     $100,000     $500,000    $1,000,000   and over
-----------------------------------------------------------------------------------------------------------------
Pamela Holding           2005                                       *
-----------------------------------------------------------------------------------------------------------------
Portfolio Leader         2004                           *
-----------------------------------------------------------------------------------------------------------------
Frederick Copper         2005              *
-----------------------------------------------------------------------------------------------------------------
Portfolio Member         N/A
-----------------------------------------------------------------------------------------------------------------

N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of 6/30/04.



------------------------------------------------------------------------------
Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $670,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Group Chief Investment Officer of the fund's broader investment category for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

------------------------------------------------------------------------------
Other Putnam funds managed by the Portfolio Leader and Portfolio Member

Frederick Copper is also a Portfolio Member of Putnam Mid Cap Value Fund.

Pamela Holding and Frederick Copper may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

------------------------------------------------------------------------------
Changes in your fund's Portfolio Leader and Portfolio Member

During the year ended June 30, 2005, Portfolio Member Pamela Holding became your fund's Portfolio Leader. In addition, Portfolio Member Frederick Copper joined and Portfolio Member George Stairs left your fund's management team.



------------------------------------------------------------------------------
Fund ownership by Putnam's Executive Board

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is as of June 30, 2005, and June 30, 2004.

-----------------------------------------------------------------------------------------
                                                  $1 -     $10,001 -  $50,001 -  $100,001
                                     Year   $0    $10,000  $50,000    $100,000   and over
-----------------------------------------------------------------------------------------
Philippe Bibi                        2005    *
-----------------------------------------------------------------------------------------
Chief Technology Officer             2004    *
-----------------------------------------------------------------------------------------
John Boneparth                       2005    *
-----------------------------------------------------------------------------------------
Head of Global Institutional Mgmt    2004    *
-----------------------------------------------------------------------------------------
Joshua Brooks                        2005                     *
-----------------------------------------------------------------------------------------
Deputy Head of Investments           N/A
-----------------------------------------------------------------------------------------
Kevin Cronin                         2005    *
-----------------------------------------------------------------------------------------
Head of Investments                  2004    *
-----------------------------------------------------------------------------------------
Charles Haldeman, Jr.                2005                     *
-----------------------------------------------------------------------------------------
President and CEO                    2004                     *
-----------------------------------------------------------------------------------------
Amrit Kanwal                         2005    *
-----------------------------------------------------------------------------------------
Chief Financial Officer              2004    *
-----------------------------------------------------------------------------------------
Steven Krichmar                      2005    *
-----------------------------------------------------------------------------------------
Chief of Operations                  2004    *
-----------------------------------------------------------------------------------------
Francis McNamara, III                2005            *
-----------------------------------------------------------------------------------------
General Counsel                      2004    *
-----------------------------------------------------------------------------------------
Richard Monaghan                     2005                                            *
-----------------------------------------------------------------------------------------
Head of Retail Management            2004    *
-----------------------------------------------------------------------------------------
Richard Robie, III                   2005    *
-----------------------------------------------------------------------------------------
Chief Administrative Officer         2004    *
-----------------------------------------------------------------------------------------
Edward Shadek                        2005    *
-----------------------------------------------------------------------------------------
Deputy Head of Investments           N/A
-----------------------------------------------------------------------------------------

N/A indicates the individual was not a member of Putnam's Executive Board as of 6/30/04.



Terms and definitions

------------------------------------------------------------------------------
Important terms

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares (since reduced to 3.25%).

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

------------------------------------------------------------------------------
Share classes

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

------------------------------------------------------------------------------
Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index of global high-yield fixed-income securities.

Lehman Credit Index is an unmanaged index of investment-grade corporate bonds.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Russell Midcap Growth Index is an unmanaged index of those companies in the

Russell Midcap Index chosen for their growth orientation.

Russell 1000 Value Index is an unmanaged index of those companies in the large-cap

Russell 1000 Index chosen for their value orientation.

S&P/Citigroup World Ex-U.S. Value Primary Market Index (PMI) is an unmanaged index of mostly large- and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on total return at net asset value.


Trustee approval of management contract

------------------------------------------------------------------------------
General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund's management contract with Putnam Management and its sub-management contract with Putnam Management's affiliate, Putnam Investments Limited ("PIL"). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the "Independent Trustees"), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's management contract and sub-management contract, effective July 1, 2005. Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements in prior years.


------------------------------------------------------------------------------
Model fee schedules and categories; total expenses

The Trustees' review of the management fees and total expenses of the Putnam funds focused on three major themes:

* Consistency. The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam family of funds and compares favorably with fees paid by competitive funds sponsored by other investment advisers. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the model fee schedule currently in effect for your fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. ("Breakpoints" refer to reductions in fee rates that apply to additional assets once specified asset levels are reached.) The Trustees concluded that no changes should be made in the fund's current fee schedule at this time.

* Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 32nd percentile in management fees and in the 27th percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

* Economies of scale. The Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. The Trustees examined the existing breakpoint structure of the funds' management fees in light of competitive industry practices. The Trustees considered various possible modifications to the current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the interests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management's business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management's revenues, expenses and profitability with respect to the funds' management contracts, allocated on a fund-by-fund basis.

------------------------------------------------------------------------------
Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under your fund's management contract. The Trustees were assisted in their review of the funds' investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds' portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.


In the case of your fund, the Trustees considered that your fund's Class A share performance at net asset value was in the following percentiles of its Lipper Inc. peer group for the one-, three- and five-year periods ended December 31, 2004 (the first percentile being the best performing funds and the 100th percentile being the worst performing funds):

        One-year period        Three-year period        Five-year period
------------------------------------------------------------------------------
              29th                     30th                     9th

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.)

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds' Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees' view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

------------------------------------------------------------------------------
Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund's investment adviser. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee's recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.


The Trustees' annual review of your fund's management contract also included the review of its distributor's contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

------------------------------------------------------------------------------
Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.


Other information for shareholders

------------------------------------------------------------------------------
Putnam's policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances. It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use. Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account. If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.

------------------------------------------------------------------------------
Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

------------------------------------------------------------------------------
Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


Financial statements

------------------------------------------------------------------------------
A guide to the financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as ofthe last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam International Growth and Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Growth and Income Fund (the "fund") at June 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2005, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2005



The fund's portfolio 6/30/05

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.2%) *
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Shares             Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.7%)
European Aeronautic Defense and Space Co. (Netherlands)                                               152,614        $4,844,168
-------------------------------------------------------------------------------------------------------------------------------
Automotive (3.9%)
Nissan Motor Co., Ltd. (Japan)                                                                        560,000         5,518,774
Peugeot SA (France)                                                                                    72,681         4,292,721
Renault SA (France)                                                                                    92,326         8,115,917
Toyota Motor Corp. (Japan)                                                                            257,000         9,198,321
                                                                                                                     27,125,733
-------------------------------------------------------------------------------------------------------------------------------
Banking (23.3%)
ABN AMRO Holdings NV (Netherlands)                                                                    374,209         9,191,281
Allied Irish Banks PLC (Ireland)                                                                      374,531         8,011,003
Banco Itau SA ADR (Brazil) (S)                                                                         45,100         4,171,750
Bank of Ireland PLC (Ireland)                                                                         310,610         5,035,028
Barclays PLC (United Kingdom)                                                                       1,642,680        16,303,824
BNP Paribas SA (France)                                                                               230,067        15,734,009
Canadian Imperial Bank of Commerce (Canada)                                                           115,000         7,117,885
Credit Agricole SA (France)                                                                           248,325         6,276,151
Danske Bank A/S (Denmark)                                                                             298,200         8,953,890
DBS Group Holdings, Ltd. (Singapore)                                                                  695,000         5,876,829
Foreningssparbanken AB (Sweden)                                                                       236,300         5,179,639
HBOS PLC (United Kingdom)                                                                             328,437         5,055,761
HSBC Holdings PLC (United Kingdom)                                                                  1,117,384        17,813,869
Industrial Bank Of Korea (South Korea)                                                                297,930         2,801,864
KBC Groupe SA (Belgium)                                                                                53,407         4,210,062
Nordea AB (Sweden)                                                                                    765,500         6,942,901
Royal Bank of Scotland Group PLC (United Kingdom)                                                     632,352        19,047,920
Societe Generale (France)                                                                              69,431         7,034,928
Unibanco-Uniao de Bancos Brasileiros SA GDR (Brazil)                                                   90,500         3,495,110
Wing Hang Bank, Ltd. (Hong Kong)                                                                      583,000         3,802,264
                                                                                                                    162,055,968
-------------------------------------------------------------------------------------------------------------------------------
Basic Materials (1.9%)
Compagnie de Saint Gobain (France)                                                                    136,623         7,552,274
Xstrata PLC (Switzerland)                                                                             290,835         5,589,882
                                                                                                                     13,142,156
-------------------------------------------------------------------------------------------------------------------------------
Beverage (0.4%)
InBev NV (Belgium)                                                                                     80,723         2,730,992
-------------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.6%)
Mediaset SpA (Italy)                                                                                  358,000         4,214,214
-------------------------------------------------------------------------------------------------------------------------------
Building Materials (0.5%)
Adelaide Brighton, Ltd. (Australia)                                                                 2,615,437         3,720,077
-------------------------------------------------------------------------------------------------------------------------------
Chemicals (1.7%)
BASF AG (Germany)                                                                                     145,400         9,639,895
Kaneka Corp. (Japan)                                                                                  191,000         2,135,646
                                                                                                                     11,775,541
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.3%)
Nokia OYJ (Finland)                                                                                   452,350         7,530,101
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)                                                 2,695,712         8,617,650
                                                                                                                     16,147,751
-------------------------------------------------------------------------------------------------------------------------------
Computers (0.7%)
Hitachi, Ltd. (Japan)                                                                                 868,000         5,261,666
-------------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.6%)
Swire Pacific, Ltd. (Hong Kong)                                                                       662,500         5,833,346
TUI AG (Germany) + (S)                                                                                112,600         2,781,101
Vivendi Universal SA (France)                                                                         314,127         9,840,098
                                                                                                                     18,454,545
-------------------------------------------------------------------------------------------------------------------------------
Construction (0.8%)
LG Engineering & Construction, Ltd. (South Korea)                                                     176,070         5,796,300
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
Acom Co., Ltd. (Japan)                                                                                 43,240         2,764,192
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.5%)
E.On AG (Germany)                                                                                     183,046        16,255,541
Iberdrola SA (Spain)                                                                                  181,160         4,764,902
Scottish Power PLC (United Kingdom)                                                                   349,351         3,095,857
                                                                                                                     24,116,300
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.2%)
Brother Industries, Ltd. (Japan)                                                                      501,000         4,588,040
Siemens AG (Germany)                                                                                   47,900         3,486,687
                                                                                                                      8,074,727
-------------------------------------------------------------------------------------------------------------------------------
Electronics (3.7%)
Koninklijke (Royal) Philips Electronics NV (Netherlands)                                              379,706         9,550,953
Micronas Semiconductor Holding AG (Switzerland) +                                                      65,295         2,462,056
Omron Corp. (Japan)                                                                                   276,600         6,100,476
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)                                               2,431,548         4,215,692
Toshiba Corp. (Japan)                                                                                 825,000         3,272,740
                                                                                                                     25,601,917
-------------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
TonenGeneral Sekiyu KK (Japan)                                                                        325,000         3,516,829
-------------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (1.4%)
Daito Trust Construction Co., Ltd. (Japan)                                                            124,900         4,668,168
Skanska AB Class B (Sweden)                                                                           412,800         5,090,626
                                                                                                                      9,758,794
-------------------------------------------------------------------------------------------------------------------------------
Financial (0.8%)
Sanyo Shinpan Finance Co., Ltd. (Japan)                                                                84,400         5,784,123
-------------------------------------------------------------------------------------------------------------------------------
Food (0.8%)
Toyo Suisan Kaisha, Ltd. (Japan)                                                                      356,000         5,568,542
-------------------------------------------------------------------------------------------------------------------------------
Insurance (8.1%)
AGF (Assurances Generales de France) (France)                                                          49,287         4,028,598
Allianz AG (Germany)                                                                                   49,000         5,624,097
Axa SA (France)                                                                                       338,139         8,411,762
Hannover Rueckversicherungs AG (Germany)                                                               79,399         3,016,499
ING Groep NV (Netherlands)                                                                            440,789        12,404,533
Swiss Re (Switzerland)                                                                                141,090         8,652,727
XL Capital, Ltd. Class A (Bermuda)                                                                     28,900         2,150,738
Zurich Financial Services AG (Switzerland)                                                             69,956        12,021,894
                                                                                                                     56,310,848
-------------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.5%)
Credit Suisse Group (Switzerland)                                                                     332,879        13,067,997
UBS AG (Switzerland)                                                                                   51,753         4,030,111
                                                                                                                     17,098,108
-------------------------------------------------------------------------------------------------------------------------------
Leisure (0.8%)
Yamaha Motor Co., Ltd. (Japan)                                                                        296,200         5,397,314
-------------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.7%)
Hilton Group PLC (United Kingdom)                                                                     905,236         4,625,427
-------------------------------------------------------------------------------------------------------------------------------
Machinery (0.6%)
Kubota Corp. (Japan)                                                                                  723,000         3,950,650
-------------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.2%)
Hyundai Heavy Industries (South Korea)                                                                 39,380         1,970,550
SKF AB Class B (Sweden)                                                                               617,600         6,300,272
                                                                                                                      8,270,822
-------------------------------------------------------------------------------------------------------------------------------
Metals (1.9%)
BHP Billiton PLC (United Kingdom)                                                                     725,005         9,301,756
JFE Holdings, Inc. (Japan)                                                                            160,200         3,941,352
                                                                                                                     13,243,108
-------------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.8%)
Tokyo Gas Co., Ltd. (Japan)                                                                         1,432,000         5,352,387
-------------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.5%)
Canon, Inc. (Japan)                                                                                    73,600         3,859,291
-------------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.0%)
BP PLC (United Kingdom)                                                                             1,000,021        10,401,832
ENI SpA (Italy)                                                                                       239,500         6,139,083
Norsk Hydro ASA (Norway)                                                                               71,749         6,557,522
Petroleo Brasileiro SA ADR (Brazil)                                                                   136,500         7,115,745
Shell Transport & Trading Co. PLC (United Kingdom)                                                  1,273,175        12,336,989
Total SA (France)                                                                                      15,528         3,637,429
Vostok Nafta Investment, Ltd. (Sweden) +                                                              151,500         2,920,547
                                                                                                                     49,109,147
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.8%)
Astellas Pharma, Inc. (Japan)                                                                         163,500         5,585,699
Roche Holding AG (Switzerland)                                                                         71,912         9,074,448
Sankyo Co., Ltd. (Japan)                                                                              321,800         6,165,404
Sankyo Co., Ltd. GUNMA (Japan)                                                                         93,100         4,317,563
Santen Pharmaceutical Co., Ltd. (Japan)                                                               297,100         6,749,786
Taisho Pharmaceutical Co., Ltd. (Japan)                                                               242,000         4,699,370
Tanabe Seiyaku Co., Ltd. (Japan)                                                                      364,000         3,513,595
                                                                                                                     40,105,865
-------------------------------------------------------------------------------------------------------------------------------
Publishing (1.1%)
Dai Nippon Printing Co., Ltd. (Japan)                                                                 472,000         7,592,562
-------------------------------------------------------------------------------------------------------------------------------
Retail (3.1%)
Adidas-Salomon AG (Germany)                                                                            33,700         5,635,240
Dixons Group PLC (United Kingdom)                                                                   1,704,187         4,780,336
GUS PLC (United Kingdom)                                                                              446,896         7,027,529
Onward Kashiyama Co., Ltd. (Japan)                                                                    341,000         4,312,804
                                                                                                                     21,755,909
-------------------------------------------------------------------------------------------------------------------------------
Shipping (0.9%)
ComfortDelgro Corp., Ltd. (Singapore)                                                               3,713,000         3,707,053
Mitsui O.S.K Lines, Ltd. (Japan)                                                                      434,000         2,661,174
                                                                                                                      6,368,227
-------------------------------------------------------------------------------------------------------------------------------
Technology Services (0.4%)
Canon Sales Co., Inc. (Japan)                                                                         175,000         2,943,800
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications (7.3%)
Deutsche Telekom AG (Germany)                                                                         300,300         5,551,345
France Telecom SA 144A (France)                                                                       198,952         5,781,591
Hellenic Telecommunication Organization (OTE) SA (Greece)                                             285,230         5,525,064
Nippon Telegraph & Telephone (NTT) Corp. (Japan)                                                          881         3,780,107
NTT DoCoMo, Inc. (Japan)                                                                                2,206         3,246,426
TDC A/S (Denmark)                                                                                      98,050         4,199,001
Tele2 AB Class B (Sweden)                                                                             298,950         2,802,449
Telefonica SA (Spain)                                                                                 247,249         4,038,184
Vodafone Group PLC (United Kingdom)                                                                 6,485,276        15,762,979
                                                                                                                     50,687,146
-------------------------------------------------------------------------------------------------------------------------------
Telephone (1.8%)
Koninklijke (Royal) KPN NV (Netherlands)                                                              480,874         4,028,869
Koninklijke (Royal) KPN NV 144A (Netherlands)                                                         290,570         2,434,460
Tele Norte Leste Participacoes SA ADR (Brazil)                                                        354,295         5,899,012
                                                                                                                     12,362,341
-------------------------------------------------------------------------------------------------------------------------------
Tobacco (1.3%)
Japan Tobacco, Inc. (Japan)                                                                               701         9,352,603
-------------------------------------------------------------------------------------------------------------------------------
Transportation Services (1.1%)
TNT NV (Netherlands)                                                                                  302,384         7,658,850
-------------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.6%)
Veolia Environnement (France)                                                                         108,553         4,064,989
-------------------------------------------------------------------------------------------------------------------------------
Total common stocks (cost $619,181,884)                                                                            $690,563,929

-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.0%) *
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Principal amount/shares             Value
-------------------------------------------------------------------------------------------------------------------------------
Putnam Prime Money Market (e)                                                                       2,773,727        $2,773,727
Short-term investments held as collateral for loaned
securities with yields ranging from 2.30% to 3.59%
and due dates ranging from July 1, 2005 to
August 17, 2005 (d)                                                                                $4,233,933         4,232,430
-------------------------------------------------------------------------------------------------------------------------------
Total short-term investments (cost $7,006,157)                                                                       $7,006,157

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
Total investments (cost $626,188,041)                                                                              $697,570,086


  * Percentages indicated are based on net assets of $695,922,588.

  + Non-income-producing security.

(S) Securities on loan, in part or in entirety, at June 30, 2005.

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam
    Prime Money Market Fund.

   144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ADR and GDR, American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.


   DIVERSIFICATION BY COUNTRY

   Distribution of investments by country of issue at June 30, 2005: (as a percentage of Portfolio Value)

     Belgium            1.0%
     Brazil              3.0
     Canada              1.0
     Denmark             1.9
     Finland             1.1
     France             12.3
     Germany             7.5
     Hong Kong           1.4
     Ireland             1.9
     Italy               1.5
     Japan              21.1
     Netherlands         7.3
     Singapore           1.4
     South Korea         1.5
     Spain               1.3
     Sweden              5.5
     Switzerland         7.9
     United Kingdom     18.2
     Other               3.2
                       -----
     Total            100.0%

     The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities 6/30/05

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investment in securities, at value, including
$4,123,958 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $623,414,314)                      $694,796,359

Affiliated issuers (identified cost $2,773,727) (Note 5)                    2,773,727
-------------------------------------------------------------------------------------
Cash                                                                          303,698
-------------------------------------------------------------------------------------
Foreign currency (cost $34,373) (Note 1)                                       35,207
-------------------------------------------------------------------------------------
Dividends, interest and other receivables                                     946,798
-------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                        645,453
-------------------------------------------------------------------------------------
Receivable for securities sold                                              8,626,331
-------------------------------------------------------------------------------------
Foreign tax reclaim receivable                                                388,683
-------------------------------------------------------------------------------------
Total assets                                                              708,516,256

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payable for securities purchased                                            3,669,256
-------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                  2,560,133
-------------------------------------------------------------------------------------
Payable for compensation of Manager (Notes 2 and 5)                         1,339,537
-------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                    184,225
-------------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                         92,026
-------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                    1,579
-------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                        465,835
-------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                          4,232,430
-------------------------------------------------------------------------------------
Other accrued expenses                                                         48,647
-------------------------------------------------------------------------------------
Total liabilities                                                          12,593,668
-------------------------------------------------------------------------------------
Net assets                                                               $695,922,588

-------------------------------------------------------------------------------------
REPRESENTED BY
-------------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)            $710,804,996
-------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                6,985,110
-------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                               (93,240,247)
-------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                           71,372,729
-------------------------------------------------------------------------------------
Total -- Representing net assets applicable
to capital shares outstanding                                            $695,922,588

-------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
-------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($416,867,631 divided by 35,702,760 shares)                                    $11.68
-------------------------------------------------------------------------------------
Offering price per class A share
(100/94.75 of $11.68)*                                                         $12.33
-------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($216,062,532 divided by 18,870,303 shares)**                                  $11.45
-------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($26,518,555 divided by 2,292,549 shares)**                                    $11.57
-------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($15,052,852 divided by 1,296,165 shares)                                      $11.61
-------------------------------------------------------------------------------------
Offering price per class M share
(100/96.75 of $11.61)*                                                         $12.00
-------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class R share
($129,118 divided by 11,098 shares)                                            $11.63
-------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($21,291,900 divided by 1,817,738 shares)                                      $11.71
-------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




Statement of operations Year ended 6/30/05

-------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------
Dividends (net of foreign tax $1,757,825)               $17,638,373
-------------------------------------------------------------------
Interest (including interest income of $161,548
from investments in affiliated issuers) (Note 5)            161,672
-------------------------------------------------------------------
Securities lending                                           18,160
-------------------------------------------------------------------
Other income (Note 6)                                        73,830
-------------------------------------------------------------------
Total investment income                                  17,892,035

-------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------
Compensation of Manager (Note 2)                          5,132,337
-------------------------------------------------------------------
Investor servicing fees (Note 2)                          1,592,558
-------------------------------------------------------------------
Custodian fees (Note 2)                                     725,631
-------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                   36,297
-------------------------------------------------------------------
Administrative services (Note 2)                             30,295
-------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                       902,903
-------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                     2,427,139
-------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                       243,345
-------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                       113,128
-------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                           238
-------------------------------------------------------------------
Other                                                       271,756
-------------------------------------------------------------------
Non-recurring costs (Notes 2 and 6)                          22,894
-------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 6)                   (22,894)
-------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)     (337,934)
-------------------------------------------------------------------
Total expenses                                           11,137,693
-------------------------------------------------------------------
Expense reduction (Note 2)                                (442,984)
-------------------------------------------------------------------
Net expenses                                             10,694,709
-------------------------------------------------------------------
Net investment income                                     7,197,326
-------------------------------------------------------------------
Net realized gain on investments (net of
foreign tax of $122,197) (Notes 1 and 3)                 63,956,834
-------------------------------------------------------------------
Net realized gain on foreign currency
transactions (Note 1)                                        50,617
-------------------------------------------------------------------
Net unrealized depreciation of assets
and liabilities in foreign currencies during the year      (46,518)
-------------------------------------------------------------------
Net unrealized appreciation of
investments during the year                               6,054,196
-------------------------------------------------------------------
Net gain on investments                                  70,015,129
-------------------------------------------------------------------
Net increase in net assets
resulting from operations                               $77,212,455
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------
                                                           Year ended      Year ended
                                                              6/30/05         6/30/04
-------------------------------------------------------------------------------------
Operations:
Net investment income                                      $7,197,326      $3,556,754
-------------------------------------------------------------------------------------
Net realized gain on investments
and foreign currency transactions                          64,007,451      98,247,965
-------------------------------------------------------------------------------------
Net unrealized appreciation
of investments
and assets and liabilities
in foreign currencies                                       6,007,678      71,222,868
-------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                  77,212,455     173,027,587
-------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------
From net investment income
-------------------------------------------------------------------------------------
Class A                                                    (2,756,273)     (4,068,487)
-------------------------------------------------------------------------------------
Class B                                                      (541,431)     (1,573,300)
-------------------------------------------------------------------------------------
Class C                                                       (62,416)       (133,027)
-------------------------------------------------------------------------------------
Class M                                                       (62,306)       (128,755)
-------------------------------------------------------------------------------------
Class R                                                          (185)            (13)
-------------------------------------------------------------------------------------
Class Y                                                      (160,866)       (180,317)
-------------------------------------------------------------------------------------
Redemption fees (Note 1)                                       55,916          98,630
-------------------------------------------------------------------------------------
Increase (decrease) from capital
share transactions (Note 4)                                 7,748,967    (174,527,210)
-------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    81,433,861      (7,484,892)

-------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------
Beginning of year                                         614,488,727     621,973,619
-------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $6,985,110 and $3,452,625,
respectively)                                            $695,922,588    $614,488,727

The accompanying notes are an integral part of these financial statements.





Financial highlights (For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
                                                                        Year ended
                                                 6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                               $10.39        $7.99        $8.77        $9.39      $12.80
------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (a)                            .16 (d,e)    .08 (d)      .10          .09         .11
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          1.22         2.45         (.78)        (.68)      (2.33)
------------------------------------------------------------------------------------------------------------
Total from
investment operations                               1.38         2.53         (.68)        (.59)      (2.22)
------------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                          (.09)        (.13)        (.10)        (.03)       (.13)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                        --           --           --           --       (1.00)
------------------------------------------------------------------------------------------------------------
From return of capital                                --           --           --           --        (.06)
------------------------------------------------------------------------------------------------------------
Total distributions                                 (.09)        (.13)        (.10)        (.03)      (1.19)
------------------------------------------------------------------------------------------------------------
Redemption fees                                       -- (f)       -- (f)       --           --          --
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                     $11.68       $10.39        $7.99        $8.77       $9.39
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                             13.27        31.80        (7.67)       (6.25)     (18.25)

------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $416,868     $313,716     $329,904     $409,602    $483,057
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                           1.38 (d)     1.45 (d)     1.41         1.34        1.29
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                           1.46 (d,e)    .89 (d)     1.33         1.03         .99
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             62.40        71.43        66.54       142.72      113.10

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund. As a result of such limitation and waivers, expenses of the fund for the periods ended June 30, 2005 and June 30, 2004 reflect a reduction of 0.05% and 0.01%, respectively based on average net assets for class A shares (Notes 2 and 5).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class A shares (Note 6).

(f) Amount represents less than $0.01 per share

    The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
                                                                            Year ended
                                                   6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $10.21        $7.85        $8.62        $9.26      $12.65
--------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)                       .06 (d,e)    .02 (d)      .04          .02         .03
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            1.20         2.40         (.78)        (.66)      (2.29)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 1.26         2.42         (.74)        (.64)      (2.26)
--------------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                            (.02)        (.06)        (.03)          --        (.09)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                          --           --           --           --       (1.00)
--------------------------------------------------------------------------------------------------------------
From return of capital                                  --           --           --           --        (.04)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.02)        (.06)        (.03)          --       (1.13)
--------------------------------------------------------------------------------------------------------------
Redemption fees                                         -- (f)       -- (f)       --           --          --
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $11.45       $10.21        $7.85        $8.62       $9.26
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               12.38        30.89        (8.51)       (6.91)     (18.83)

--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $216,063     $250,712     $241,768     $310,734    $371,489
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             2.13 (d)     2.20 (d)     2.16         2.09        2.04
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                       .54 (d,e)    .17 (d)      .56          .28         .23
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               62.40        71.43        66.54       142.72      113.10

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund. As a result of such limitation and waivers, expenses of the fund for the periods ended June 30, 2005 and June 30, 2004 reflect a reduction of 0.05% and 0.01%, respectively based on average net assets for class B shares (Notes 2 and 5).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class B shares (Note 6).

(f) Amount represents less than $0.01 per share

    The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
                                                                           Year ended
                                                   6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $10.32        $7.93        $8.70        $9.35      $12.75
--------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income(loss) (a)                        .08 (d,e)    .01 (d)      .05          .03         .03
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            1.20         2.44         (.78)        (.68)      (2.30)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 1.28         2.45         (.73)        (.65)      (2.27)
--------------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                            (.03)        (.06)        (.04)          -- (e)    (.09)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                          --           --           --           --       (1.00)
--------------------------------------------------------------------------------------------------------------
From return of capital                                  --           --           --           --        (.04)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.06)        (.04)          --       (1.13)
--------------------------------------------------------------------------------------------------------------
Redemption fees                                         -- (f)       -- (f)       --           --          --
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $11.57       $10.32        $7.93        $8.70       $9.35
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               12.39        30.89        (8.37)       (6.94)     (18.75)

--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $26,519      $22,267      $24,062      $25,717     $26,078
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             2.13 (d)     2.20 (d)     2.16         2.09        2.04
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                       .67 (d,e)    .13 (d)      .62          .31         .29
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               62.40        71.43        66.54       142.72      113.10

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund. As a result of such limitation and waivers, expenses of the fund for the periods ended June 30, 2005 and June 30, 2004 reflect a reduction of 0.05% and 0.01%, respectively based on average net assets for class C shares (Notes 2 and 5).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class C shares (Note 6).

(f) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
                                                                         Year ended
                                                   6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $10.35        $7.95        $8.72        $9.36      $12.76
--------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)                       .09 (d,e)    .03 (d)      .06          .04         .05
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            1.22         2.45         (.78)        (.67)      (2.30)
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 1.31         2.48         (.72)        (.63)      (2.25)
--------------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                            (.05)        (.08)        (.05)        (.01)       (.10)
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                          --           --           --           --       (1.00)
--------------------------------------------------------------------------------------------------------------
From return of capital                                  --           --           --           --        (.05)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.08)        (.05)        (.01)      (1.15)
--------------------------------------------------------------------------------------------------------------
Redemption fees                                        -- (f)       -- (f)        --           --          --
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $11.61       $10.35        $7.95        $8.72       $9.36
--------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               12.62        31.22        (8.20)       (6.75)     (18.65)

--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $15,053      $14,486      $17,950      $24,751     $29,681
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             1.88 (d)     1.95 (d)     1.91         1.84        1.79
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                       .85 (d,e)    .35 (d)      .80          .52         .47
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               62.40        71.43        66.54       142.72      113.10

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund. As a result of such limitation and waivers, expenses of the fund for the periods ended June 30, 2005 and June 30, 2004 reflect a reduction of 0.05% and 0.01%, respectively based on average net assets for class M shares (Notes 2 and 5).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class M shares (Note 6).

(f) Amount represents less than $0.01 per share

    The accompanying notes are an integral part of these financial statements.



Financial highlights (For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
                                         Year ended                Period
                                            6/30/05          12/1/03+ - 6/30/04
-------------------------------------------------------------------------------
Net asset value,
beginning of period                          $10.39                 $9.31
-------------------------------------------------------------------------------
Investment operations:
Net investment income (loss) (a)                .27 (d,e)             .12 (d)
-------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                     1.06                  1.09
-------------------------------------------------------------------------------
Total from
investment operations                          1.33                  1.21
-------------------------------------------------------------------------------
Less distributions:
From net investment income                     (.09)                 (.13)
-------------------------------------------------------------------------------
Total distributions                            (.09)                 (.13)
-------------------------------------------------------------------------------
Redemption fees                                  -- (f)                -- (f)
-------------------------------------------------------------------------------
Net asset value,
end of period                                $11.63                $10.39
-------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                        12.83                 13.06 *

-------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $129                    $1
-------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c,d)                    1.63 (d)              1.00 * (d)
-------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                   2.34 (d,e)             .59 * (d)
-------------------------------------------------------------------------------
Portfolio turnover (%)                        62.40                 71.43


  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and broker service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund. As a result of such limitation and waivers, expenses of the fund for the periods ended June 30, 2005 and June 30, 2004 reflect a reduction of 0.05% and 0.01%, respectively based on average net assets for class R shares (Notes 2 and 5).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.02% of average net assets for class R shares (Note 6).

(f) Amount represents less than $0.01 per share

    The accompanying notes are an integral part of these financial statements.




Financial highlights (For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------------------
PER-SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
                                                                                                       Period
                                                                     Year ended                      10/2/00+ -
                                                   6/30/05      6/30/04      6/30/03      6/30/02     6/30/01
-----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $10.42        $8.01        $8.79        $9.39      $11.75
-----------------------------------------------------------------------------------------------------------------
Investment operations:
Net investment income (a)                              .20 (d,e)    .13 (d)      .12          .11         .12
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                                 1.20         2.44         (.78)        (.67)      (1.28)
-----------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 1.40         2.57         (.66)        (.56)      (1.16)
-----------------------------------------------------------------------------------------------------------------
Less distributions:
From net investment income                            (.11)        (.16)        (.12)        (.04)       (.14)
-----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                          --           --           --           --       (1.00)
-----------------------------------------------------------------------------------------------------------------
From return of capital                                  --           --           --           --        (.06)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                   (.11)        (.16)        (.12)        (.04)      (1.20)
-----------------------------------------------------------------------------------------------------------------
Redemption fees                                         -- (f)       -- (f)       --           --          --
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $11.71       $10.42        $8.01        $8.79       $9.39
-----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               13.42        32.29        (7.37)       (5.91)     (10.90) *

-----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $21,292      $13,307       $8,290       $8,111      $3,443
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             1.13 (d)     1.20 (d)     1.16         1.09         .77 *
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             1.79 (d,e)   1.28 (d)     1.61         1.43        1.06 *
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               62.40        71.43        66.54       142.72      113.10

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and waivers of certain fund expenses in connection with investments in Putnam Prime Money
    Market Fund. As a result of such limitation and waivers, expenses of the fund for the periods ended June 30, 2005 and June 30, 2004 reflect a reduction of 0.05% and 0.01%, respectively based on average net assets for class Y shares
    (Notes 2 and 5).

(e) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class Y shares (Note
    6).

(f) Amount represents less than $0.01 per share

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements 6/30/05

Note 1: Significant accounting policies

Putnam International Growth and Income Fund ("the fund"), a Massachusetts business trust, is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for current income.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and do not pay a contingent deferred sales charge. Prior to April 1, 2005, the maximum front-end sales charge for class M shares was 3.50%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on each class' distribution fee, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. A 1.00% redemption fee would apply to any shares that are redeemed (either by selling or exchanging into another fund) within 6-90 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Prior year redemption fee balances have been reclassified to conform with current year financial statement presentation.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At June 30, 2005, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

F) Futures and options contracts The fund may use futures and options
contracts to hedge against	changes in the values of securities the fund
owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At June 30, 2005, the value of securities loaned amounted to $4,123,958. The fund received cash collateral of $4,232,430 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At June 30, 2005, the fund had a capital loss carryover of $91,365,956 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

---------------------------------
Loss Carryover         Expiration
---------------------------------
   $25,354,586      June 30, 2010
---------------------------------
    66,011,370      June 30, 2011
---------------------------------

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, foreign taxes paid on capital gains and foreign tax credits. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2005, the fund reclassified $81,364 to decrease undistributed net investment income and $81,364 to decrease accumulated net realized losses.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation                 $ 89,381,853
Unrealized depreciation                  (19,874,100)
                                          ----------
Net unrealized appreciation               69,507,753
Undistributed ordinary income              6,985,110
Capital loss carryforward                (91,365,956)
Cost for federal income tax purposes    $628,062,333

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2006 to the extent necessary to ensure that the fund's expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Prior to December 31, 2004, Putnam Management agreed to limit its compensation (and, to the extent necessary, bear other expenses) to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.13% of the fund's average net assets.

For the year ended June 30, 2005, Putnam Management waived $327,718 of its management fee from the fund.

For the period ended June 30, 2005, Putnam Management has assumed $22,894 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (including those described in Note 6).

Effective September 13, 2004, Putnam Investments Limited ("PIL"), an affiliate of Putnam Management is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. PFTC receives fees for custody services based on the fund's asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. Putnam Investor Services receives fees for investor servicing based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. During the year ended June 30, 2005, the fund paid PFTC $2,318,189 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended June30, 2005, the fund's expenses were reduced by $442,984 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $341, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings. George Putnam III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00% ,1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the year ended June 30, 2005, Putnam Retail Management, acting as underwriter, received net commissions of $62,461 and $1,132 from the sale of class A and class M shares, respectively, and received $186,196 and $1,109 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. Putnam Retail Management, acting as underwriter, received $55 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the year ended June 30, 2005, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $413,418,003 and $406,438,505, respectively. There were no purchases or sales of U.S. government securities.

Note 4: Capital shares

At June 30, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:



-----------------------------------------------------------------------------------------------------------------
CLASS A                                                                                   Shares           Amount
-----------------------------------------------------------------------------------------------------------------
Year ended 6/30/05:

Shares sold                                                                           13,037,698     $148,505,294
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                        226,026        2,617,442
-----------------------------------------------------------------------------------------------------------------
                                                                                      13,263,724      151,122,736
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                   (7,750,545)     (86,990,662)
-----------------------------------------------------------------------------------------------------------------
Net increase                                                                           5,513,179      $64,132,074

Year ended 6/30/04:

Shares sold                                                                            7,066,212      $66,809,367
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                        405,547        3,869,134
-----------------------------------------------------------------------------------------------------------------
                                                                                       7,471,759       70,678,501
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                  (18,593,866)    (173,914,936)
-----------------------------------------------------------------------------------------------------------------
Net decrease                                                                         (11,122,107)   $(103,236,435)

-----------------------------------------------------------------------------------------------------------------
CLASS B                                                                                   Shares           Amount
-----------------------------------------------------------------------------------------------------------------

Year ended 6/30/05:

Shares sold                                                                            3,855,755      $42,758,545
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                         43,118          491,546
-----------------------------------------------------------------------------------------------------------------
                                                                                       3,898,873       43,250,091
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                   (9,580,799)    (106,323,405)
-----------------------------------------------------------------------------------------------------------------
Net decrease                                                                          (5,681,926)    $(63,073,314)

Year ended 6/30/04:

Shares sold                                                                            4,395,655      $41,114,532
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                        151,415        1,423,304
-----------------------------------------------------------------------------------------------------------------
                                                                                       4,547,070       42,537,836
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                  (10,790,536)     (99,887,556)
-----------------------------------------------------------------------------------------------------------------
Net decrease                                                                          (6,243,466)    $(57,349,720)

-----------------------------------------------------------------------------------------------------------------
CLASS C                                                                                   Shares           Amount
-----------------------------------------------------------------------------------------------------------------
Year ended 6/30/05:

Shares sold                                                                              662,047       $7,513,737
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                          4,255           48,975
-----------------------------------------------------------------------------------------------------------------
                                                                                         666,302        7,562,712
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                     (531,269)      (5,927,227)
-----------------------------------------------------------------------------------------------------------------
Net increase                                                                             135,033       $1,635,485

Year ended 6/30/04:

Shares sold                                                                              751,887       $7,002,802
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                         10,980          104,308
-----------------------------------------------------------------------------------------------------------------
                                                                                         762,867        7,107,110
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                   (1,639,357)     (15,413,551)
-----------------------------------------------------------------------------------------------------------------
Net decrease                                                                            (876,490)     $(8,306,441)

-----------------------------------------------------------------------------------------------------------------
CLASS M                                                                                   Shares           Amount
-----------------------------------------------------------------------------------------------------------------
Year ended 6/30/05:

Shares sold                                                                              269,127       $2,972,437
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                          5,157           59,507
-----------------------------------------------------------------------------------------------------------------
                                                                                         274,284        3,031,944
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                     (377,656)      (4,198,991)
-----------------------------------------------------------------------------------------------------------------
Net decrease                                                                            (103,372)     $(1,167,047)

Year ended 6/30/04:

Shares sold                                                                              272,393       $2,512,763
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                         11,944          113,584
-----------------------------------------------------------------------------------------------------------------
                                                                                         284,337        2,626,347
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                   (1,142,639)     (10,640,467)
-----------------------------------------------------------------------------------------------------------------
Net decrease                                                                            (858,302)     $(8,014,120)

-----------------------------------------------------------------------------------------------------------------
CLASS R                                                                                   Shares           Amount
-----------------------------------------------------------------------------------------------------------------

Year ended 6/30/05:

Shares sold                                                                               11,498         $133,011
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                             16              185
-----------------------------------------------------------------------------------------------------------------
                                                                                          11,514          133,196
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                         (525)          (6,096)
-----------------------------------------------------------------------------------------------------------------
Net increase                                                                              10,989         $127,100

For the period December 1, 2003  (commencement of operations) to June 30, 2004:

Shares sold                                                                                1,811         $ 18,330
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                              1               13
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,812           18,343
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                       (1,704)         (17,176)
-----------------------------------------------------------------------------------------------------------------
Net increase                                                                                 108           $1,167

-----------------------------------------------------------------------------------------------------------------
CLASS Y                                                                                   Shares           Amount
-----------------------------------------------------------------------------------------------------------------

Year ended 6/30/05:

Shares sold                                                                            1,198,371      $13,752,022
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                         13,866          160,866
-----------------------------------------------------------------------------------------------------------------
                                                                                       1,212,237       13,912,888
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                     (671,931)      (7,818,219)
-----------------------------------------------------------------------------------------------------------------
Net increase                                                                             540,306       $6,094,669

Year ended 6/30/04:

Shares sold                                                                              771,188       $7,270,727
-----------------------------------------------------------------------------------------------------------------
Shares issued  in connection  with reinvestment  of distributions                         18,823          180,317
-----------------------------------------------------------------------------------------------------------------
                                                                                         790,011        7,451,044
-----------------------------------------------------------------------------------------------------------------
Shares  repurchased                                                                     (547,330)      (5,072,705)
-----------------------------------------------------------------------------------------------------------------
Net increase                                                                             242,681       $2,378,339


At June 30, 2005, Putnam LLC owned 110 shares of the fund (1% of class R shares outstanding), valued at $1,280.

Note 5: Investment in Putnam Prime Money Market Fund

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended June 30, 2005, management fees paid were reduced by $10,216 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $161,548 for the year ended June30, 2005. During the year ended June 30, 2005, cost of purchases and cost of sales of investments in Putnam
Prime Money Market Fund aggregated $149,922,817 and $149,779,423, respectively.

Note 6: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the Securities and Exchange Commission resolving its inquiry into Putnam Management's alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the Securities and Exchange Commission. These amounts, which are included in Other income on the Statement of operations, subsequently will be distributed to certain Putnam funds pursuant to a plan to be approved by the Securities and Exchange Commission. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Investments has recorded a charge of $30million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the fund.

Federal tax information
(Unaudited)

For the period, interest and dividends from foreign countries were $19,312,780 or $0.3219 per share for all classes of shares. Taxes paid to foreign countries were $1,889,806 or $0.0315 per share for all classes of shares.

For its tax year ended June 30, 2005, the fund hereby designates 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005.


Shareholder meeting results (Unaudited)

A special meeting of shareholders of the trust and of the fund was held on November 11, 2004. At that meeting consideration of certain proposals was adjourned to a final meeting held on January 10, 2005.

------------------------------------------------------------------------------
November 11, 2004 meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the trust voting together as a single class, as follows:

--------------------------------------------------------
                                               Votes
                           Votes For           Withheld
--------------------------------------------------------
Jameson A. Baxter          2,821,702,713       1,804,084
--------------------------------------------------------
Charles B. Curtis          2,821,685,965       1,820,832
--------------------------------------------------------
Myra R. Drucker            2,821,795,973       1,710,824
--------------------------------------------------------
Charles E. Haldeman, Jr.   2,821,791,277       1,715,520
--------------------------------------------------------
John A. Hill               2,821,712,751       1,794,046
--------------------------------------------------------
Ronald J. Jackson*         2,821,725,213       1,781,584
--------------------------------------------------------
Paul L. Joskow             2,821,743,946       1,762,851
--------------------------------------------------------
Elizabeth T. Kennan        2,821,709,111       1,797,686
--------------------------------------------------------
John H. Mullin, III        2,821,728,716       1,778,081
--------------------------------------------------------
Robert E. Patterson        2,821,746,869       1,759,928
--------------------------------------------------------
George Putnam, III         2,821,717,761       1,789,036
--------------------------------------------------------
A.J.C. Smith+              2,821,699,481       1,807,316
--------------------------------------------------------
W. Thomas Stephens         2,821,743,102       1,763,695
--------------------------------------------------------
Richard B. Worley          2,821,828,187       1,678,610
--------------------------------------------------------

A proposal to amend the fund's Agreement and Declaration of Trust to permit the fund to satisfy redemption requests other than in cash was approved, with all funds of the trust voting together as a single class, as follows:

--------------------------------------------------------
Votes For            Votes Against   Abstentions
--------------------------------------------------------
2,810,676,404        1,548,589       11,281,804
--------------------------------------------------------

* Mr. Jackson retired from the Board of Trustees on June 10, 2005.

+ Mr. Smith retired from the Board of Trustees on January 14, 2005.

  All tabulations are rounded to nearest whole number.


------------------------------------------------------------------------------
January 10, 2005 meeting

A proposal to amend the fund's fundamental investment restriction with respect to borrowing to allow the fund the investment flexibility permitted by the Investment Company Act was approved as follows:

--------------------------------------------------------
Votes For         Votes Against    Abstentions
--------------------------------------------------------
22,853,205        1,623,746        9,358,922
--------------------------------------------------------

A proposal to amend the fund's fundamental investment restriction with respect to making loans to enhance the fund's ability to participate in an interfund borrowing and lending program was approved as follows:

--------------------------------------------------------
Votes For         Votes Against    Abstentions
--------------------------------------------------------
22,912,478        1,573,460        9,349,935
--------------------------------------------------------

A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments to enhance the fund's ability to invest in registered investment companies such as Putnam Prime Money Market Fund was approved as follows:

--------------------------------------------------------
Votes For           Votes Against  Abstentions
--------------------------------------------------------
23,771,749          995,269        9,068,855
--------------------------------------------------------

All tabulations are rounded to nearest whole number.


Brokerage commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam's International group for the year ended June 30, 2005. The other Putnam mutual funds in this group are Putnam Europe Equity Fund, Putnam Global Equity Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International New Opportunities Fund, Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT International New Opportunities Fund.

The top five firms that received brokerage commissions for trades executed for the International group are (in descending order) UBS Warburg, Merrill Lynch, Goldman Sachs, Credit Suisse First Boston, and Citigroup Global Markets. Commissions paid to these firms together represented approximately 51% of the total brokerage commissions paid for the year ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) ABN AMRO U.S., Bear Stearns & Company, Deutsche Bank Securities, Dresdner Kleinwort Wasserstein, Hong Kong Shanghai Banking Corp., JP Morgan Clearing, Lehman Brothers, Morgan Stanley Dean Witter, RBC Capital Markets, and Sanford Bernstein.

Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.



About the Trustees

------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43), Trustee since 1994

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm that she founded in 1986.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., Banta Corporation (a printing and digital imaging firm), Ryerson Tull, Inc. (a steel service corporation), the Mutual Fund Directors Forum, Advocate Health Care and BoardSource, formerly the National Center for Nonprofit Boards. She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years and as a board member for thirteen years. Until 2002, Ms.Baxter was a Director of Intermatic Corporation (a manufacturer of energy control products).

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President and Principal of the Regency Group, and Vice President of and Consultant to First Boston Corporation. She is a graduate of Mount Holyoke College.

------------------------------------------------------------------------------
Charles B. Curtis (4/27/40), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues) and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a Member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson L.L.P., a Washington, D.C. law firm. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

------------------------------------------------------------------------------
Myra R. Drucker (1/16/48), Trustee since 2004

Ms. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College, a Trustee of Commonfund (a not-for-profit firm specializing in asset management for educational endowments and foundations) and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years and a member of the Executive Committee of the Committee on Investment of Employee Benefit Assets. She is Chair of the Advisory Board of Hamilton Lane Advisors (an investment management firm) and a member of the Advisory Board of RCM (an investment management firm). Until August 31, 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. Ms. Drucker also served as a member of the NYSE Corporate Accountability and Listing Standards Committee and the NYSE/NASD IPO Advisory Committee.

Prior to joining General Motors Asset Management in 2001, Ms. Drucker held various executive positions in the investment management industry. Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a technology and service company in the document industry), where she was responsible for the investment of the company's pension assets. Ms. Drucker was also Staff Vice President and Director of Trust Investments for International Paper (a paper, paper distribution, packaging and forest products company) and previously served as Manager of Trust Investments for Xerox Corporation. Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics and portfolio theory at Temple University.

------------------------------------------------------------------------------
John A. Hill (1/31/42), Trustee since 1985 and Chairman since 2000

Mr. Hill is Vice Chairman of First Reserve Corporation, a private equity buyout firm that specializes in energy investments in the diversified worldwide energy industry.

Mr. Hill is a Director of Devon Energy Corporation, TransMontaigne Oil Company and various private companies controlled by First Reserve
Corporation, as well as a Trustee of TH Lee, Putnam Investment Trust (a closed-end investment company advised by an affiliate of Putnam Management). He is also a Trustee of Sarah Lawrence College. Until 2005, he was a Director of Continuum Health Partners of New York.

Prior to acquiring First Reserve Corporation in 1983, Mr. Hill held executive positions in investment banking and investment management with several firms and with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Director of the Federal Energy Administration. He is active in various business associations, including the Economic Club of New York, and lectures on energy issues in the United States and Europe. Mr. Hill holds a B.A. degree in Economics from Southern Methodist University and pursued graduate studies there as a Woodrow Wilson Fellow.

------------------------------------------------------------------------------
Paul L. Joskow (6/30/47), Trustee since 1997

Dr. Joskow is the Elizabeth and James Killian Professor of Economics and Management, and Director of the Center for Energy and Environmental Policy Research at the Massachusetts Institute of Technology.

Dr. Joskow serves as a Director of National Grid Transco (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure) and TransCanada Corporation (an energy company focused on natural gas transmission and power services). Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution) and has been President of the Yale University Council since 1993. Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and, prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published five books and numerous articles on topics in industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition and privatization policies -- serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and M. Phil from Yale University and a B.A. from Cornell University.

------------------------------------------------------------------------------
Elizabeth T. Kennan (2/25/38), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. Until 2005, she was a Director of Talbots, Inc. She has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance and Kentucky Home Life Insurance. She is a Trustee of the National Trust for Historic Preservation, of Centre College and of Midway College in Midway, Kentucky. She is also a member of The Trustees of Reservations. Dr. Kennan has served on the oversight committee of the Folger Shakespeare Library, as President of Five Colleges Incorporated, as a Trustee of Notre Dame University and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history and published numerous articles. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St.Hilda's College at Oxford University and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

------------------------------------------------------------------------------
John H. Mullin, III (6/15/41), Trustee since 1997

Mr. Mullin is the Chairman and CEO of Ridgeway Farm (a limited liability company engaged in timber and farming).

Mr. Mullin serves as a Director of The Liberty Corporation (a broadcasting company), Progress Energy, Inc. (a utility company, formerly known as Carolina Power & Light) and Sonoco Products, Inc. (a packaging company). Mr. Mullin is Trustee Emeritus of The National Humanities Center and Washington & Lee University, where he served as Chairman of the Investment Committee. Prior to May 2001, he was a Director of Graphic Packaging International Corp. Prior to February 2004, he was a Director of Alex Brown Realty, Inc.

Mr. Mullin is also a past Director of Adolph Coors Company; ACX
Technologies, Inc.; Crystal Brands, Inc.; Dillon, Read & Co., Inc.; Fisher-Price, Inc.; and The Ryland Group, Inc. Mr. Mullin is a graduate of Washington & Lee University and The Wharton Graduate School, University of Pennsylvania.

------------------------------------------------------------------------------
Robert E. Patterson (3/15/45), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, L.P. and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center and as a Director of Brandywine Trust Group, LLC. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, he was President and Trustee of Cabot Industrial Trust (apublicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

------------------------------------------------------------------------------
W. Thomas Stephens (9/2/42), Trustee since 1997

Mr. Stephens is Chairman and Chief Executive Officer of Boise Cascade, L.L.C. (a paper, forest products and timberland assets company).

Mr. Stephens serves as a Director of TransCanada Pipelines Limited. Until 2004, Mr. Stephens was a Director of Xcel Energy Incorporated (a public utility company), Qwest Communications, and Norske Canada, Inc. (a paper manufacturer). Until 2003, Mr. Stephens was a Director of Mail-Well, Inc. (a diversified printing company). He served as Chairman of Mail-Well until 2001 and as CEO of MacMillan-Bloedel, Ltd. (a forest products company) until 1999.

Prior to 1996, Mr. Stephens was Chairman and Chief Executive Officer of Johns Manville Corporation. He holds B.S. and M.S. degrees from the University of Arkansas.

------------------------------------------------------------------------------
Richard B. Worley (11/15/45), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital, LLC, an investment management firm.

Mr. Worley serves on the Executive Committee of the University of Pennsylvania Medical Center, is a Trustee of The Robert Wood Johnson Foundation (a philanthropic organization devoted to health care issues) and is a Director of The Colonial Williamsburg Foundation (a historical preservation organization). Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as Chief Strategic Officer of Morgan Stanley Investment Management. He previously served as President, Chief Executive Officer and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm.

Mr. Worley holds a B.S. degree from University of Tennessee and pursued graduate studies in economics at the University of Texas.

------------------------------------------------------------------------------
Charles E. Haldeman, Jr.* (10/29/48), Trustee since 2004

Mr. Haldeman is President and Chief Executive Officer of Putnam, LLC ("Putnam Investments"). He is a member of Putnam Investments' Executive Board of Directors and Advisory Council. Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments' Investment Division.

Prior to joining Putnam Investments in 2002, Mr. Haldeman held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President & Chief Operating Officer of United Asset Management. Mr.Haldeman was also a partner and director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves as a Trustee of Dartmouth College and as Emeritus Trustee of Abington Memorial Hospital. He is a graduate of Dartmouth College, Harvard Law School and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

------------------------------------------------------------------------------
George Putnam, III* (8/10/51), Trustee since 1984 and President since 2000

Mr. Putnam is President of New Generation Research, Inc. (a publisher of financial advisory and other research services), and of New Generation Advisers, Inc. (a registered investment advisor to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser).

He is a Trustee of St. Mark's School, Shore Country Day School, and until 2002 was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School and Harvard Law School.

  The address of each Trustee is One Post Office Square, Boston, MA 02109.

  As of June 30, 2005, there were 108 Putnam Funds. All Trustees serve as Trustees of all Putnam funds.

  Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam, LLC and its affiliated companies. Messrs. Haldeman and Putnam III are deemed "interested persons" by virtue of their positions as officers of the fund, Putnam Management or Putnam Retail Management and as shareholders of Marsh & McLennan Companies, Inc. Mr. Putnam, III is the President of your fund and each of the other Putnam funds. Mr. Haldeman is President and Chief Executive Officer of Putnam Investments.


Officers

In addition to George Putnam, III, the other officers of the fund are shown below:

Charles E. Porter (7/26/38)
Executive Vice President, Associate Treasurer and Principal Executive Officer
Since 1989

Jonathan S. Horwitz (6/4/55)
Senior Vice President and Treasurer
Since 2004
Prior to 2004, Managing Director,

Putnam Investments

Steven D. Krichmar (6/27/58)
Vice President and Principal Financial Officer
Since 2002

Senior Managing Director, Putnam
Investments. Prior to July 2001, Partner,
PricewaterhouseCoopers LLP

Michael T. Healy (1/24/58)
Assistant Treasurer and Principal
Accounting Officer
Since 2000

Managing Director, Putnam Investments

Beth S. Mazor (4/6/58)
Vice President
Since 2002

Senior Vice President, Putnam Investments

Daniel T. Gallagher (2/27/62)
Senior Vice President, Staff Counsel
and Compliance Liaison
Since 2004

Prior to 2004, Associate, Ropes & Gray LLP;
prior to 2000, Law Clerk, Massachusetts
Supreme Judicial Court

Francis J. McNamara, III (8/19/55)
Vice President and Chief Legal Officer
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management
and Putnam Retail Management. Prior
to 2004, General Counsel, State Street
Research & Management Company

James P. Pappas (2/24/53)
Vice President
Since 2004

Managing Director, Putnam Investments
and Putnam Management. During  2002,
Chief Operating Officer, Atalanta/Sosnoff
Management Corporation; prior to 2001,
President and Chief Executive Officer,
UAM Investment Services, Inc.

Richard S. Robie, III (3/30/60)
Vice President
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management
and Putnam Retail Management. Prior
to 2003, Senior Vice President, United
Asset Management Corporation

Charles A. Ruys de Perez (10/17/57)

Vice President and Chief Compliance Officer
Since 2004

Managing Director, Putnam Investments

Mark C. Trenchard (6/5/62)
Vice President and BSA Compliance Officer
Since 2002

Senior Vice President, Putnam Investments

Judith Cohen (6/7/45)
Vice President, Clerk and Assistant Treasurer
Since 1993

Wanda M. McManus (1/4/47)
Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2005

Nancy T. Florek (6/13/57)
Vice President, Assistant Clerk,
Assistant Treasurer and Proxy Manager
Since 2005

The address of each Officer is One Post Office Square, Boston, MA 02109.



Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.


Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager

Putnam Investments Limited
57-59 St. James Street
London, England SW1A 1LD

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley


Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

T. Gallagher
Senior Vice President,
Staff Counsel and
Compliance Liaison

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Vice President, Clerk and
Assistant Treasurer

Wanda M. McManus
Vice President, Senior Associate
Treasurer and Assistant Clerk

Nancy T. Florek
Vice President, Assistant Clerk,
Assistant Treasurer and
Proxy Manager

This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[blank page]


[LOGO OMITTED]

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS


[GRAPHIC OMITTED: SCALE]


Not FDIC Insured   May Lose Value   No Bank Guarantee

AN024 226462 8/05





[GRAPHIC OMITTED: PUTNAM LOGO]
----------------------------------------------------------------------------
Putnam International Growth and Income Fund
Supplement to Annual Report dated 6/30/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 6/30/05

                                                                      NAV

Life of fund (since class A inception, 8/1/96)                     107.41%
Annual average                                                       8.53
5 years                                                              7.10
Annual average                                                       1.38
1 year                                                              13.42

Share value:                                                          NAV

6/30/04                                                            $10.42
6/30/05                                                            $11.71

Distributions:      No.      Income       Capital gains             Total
                     1       $0.107  Long-term  Short-term         $0.107
                                        --         --
----------------------------------------------------------------------------
Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

Performance assumes reinvestment of distributions and does not account for taxes. Returns shown for class Y shares for periods prior to their inception (10/2/00) are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. Returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A short-term trading fee of up to 2% may apply.

Please see pages 15-16 of the accompanying shareholder report for a discussion of the information appearing in the tables below:
----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 6/30/05

                                                                  Class Y
Expenses paid per $1,000*                                           $5.71
Ending value (after expenses)                                     $984.00
----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming a hypothetical 5% annualized return for the 6 months ended 6/30/05

                                                                  Class Y
Expenses paid per $1,000*                                           $5.81
Ending value (after expenses)                                   $1,019.04
----------------------------------------------------------------------------
EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio +                              1.16%
Average annualized expense ratio for Lipper peer group ++           1.21%

 + For the fund's most recent fiscal half year; may differ from expense rations based on one-year data in financial highlights.

++ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.
----------------------------------------------------------------------------





Item 2. Code of Ethics:
----------------------------------------------------------------------------
(a) All officers of the Fund, including its principal executive, financial and accounting officers, are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2004, Putnam Investment Management, LLC, the Fund's investment manager, Putnam Retail Management Limited Partnership, the Fund's principal underwriter, and Putnam Investments Limited, the sub-manager for a portion of the assets of certain funds as determined by Putnam Management from time to time, adopted several amendments to their Code of Ethics. Some of these amendments were adopted as a result of Putnam Investment Management's partial settlement order with the SEC on November 13, 2003. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) a 90-day blackout period for all shares of Putnam open-end funds (except for money market funds) purchased or sold (including exchanges into or out of a fund) by Putnam employees and certain family members; (ii) a one-year holding period for all access persons that operates in the same manner as the 90-day rule; (iii) delivery by Putnam employees to the Code of Ethics Administrator of both quarterly account statements for all brokerage accounts (irrespective of activity in the accounts) and account statements for any Putnam funds not held at Putnam or for any funds sub-advised by Putnam; (iv) a prohibition of Putnam employees from making more than 25 trades in individual securities in their personal accounts in any given quarter; (v) the extension of the existing prohibition of access persons from a purchase and sale or sale and purchase of an individual security within 60 days to include trading based on tax-lot election; (vi) the inclusion of trades in Marsh & McLennan Companies, Inc. (ultimate parent company of Putnam Investment Management) securities in pre-clearance and reporting requirements; (vii) a prohibition of limit and good-until-canceled orders as inconsistent with the requirements of daily pre-clearance; (viii) new limits and procedures for accounts managed by outside managers and brokers, in order for trading in such accounts to be exempt from pre-clearance requirements; (ix) a new gift and entertainment policy that imposes a reporting obligation on all meals and entertainment and new limits on non-meal entertainment; (x) a number of alternatives for the reporting of irregular activity.

In December 2004, additional amendments to the Code of Ethics were adopted. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments provided for the following: (i) implementation of minimum monetary sanctions for violations of the Code; (ii) expansion of the definition of "access person" under the Code include all Putnam employees with access to non-public information regarding Putnam-managed mutual fund portfolio holdings; (iii) lengthening the period during which access persons are required to complete quarterly reports; (iv) reducing the maximum number of trades than can be made by Putnam employees in their personal accounts in any calendar quarter from 25 trades to 10 trades; and (v) lengthening the required holding period for securities by access persons from 60 days to 90 days.

In March 2005, additional amendments to the Code of Ethics were adopted, that went into effect on April 1, 2005. Insofar as such Code of Ethics applies to the Fund's principal executive officer, principal financial officer and principal accounting officer, the amendments (i) prohibit Putnam employees and their immediate family members from having any direct or indirect personal financial interest in companies that do business with Putnam (excluding investment holdings in public companies that are not material to the employee), unless such interest is disclosed and approved by the Code of Ethics Officer; (ii) prohibit Putnam employees from using Putnam assets, letterhead or other resources in making political or campaign contributions, solicitations or endorsements;(iii) require Putnam employees to obtain pre-clearance of personal political or campaign contributions or other gifts to government officials or political candidates in certain jurisdictions and to officials or candidates with whom Putnam has or is seeking to establish a business relationship and (iv) require Putnam employees to obtain pre-approval from Putnam's Director of Government Relations prior to engaging in lobbying activities.

Item 3. Audit Committee Financial Expert:
----------------------------------------------------------------------------
The Funds' Audit and Pricing Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Pricing Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that all members of the Funds' Audit and Pricing Committee meet the financial literacy requirements of the New York Stock Exchange's rules and that Mr. Patterson, Mr. Stephens and Mr. Worley qualify as "audit committee financial experts" (as such term has been defined by the Regulations) based on their review of their pertinent experience and education. Certain other Trustees, although not on the Audit and Pricing Committee, would also qualify as "audit committee financial experts."
The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Pricing Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditors:


                               Audit-Related              All Other
Fiscal year ended Audit Fees   Fees           Tax Fees    Fees
----------------- -----------  -------------  ----------  ---------------
June 30, 2005     $59,944*     $ --           $8,873      $385
June 30, 2004     $53,069*     $ --           $5,075      $120

*: Includes fees of $ 686 and $ 236 billed by the fund's independent auditor to the fund for audit procedures necessitated by regulatory and litigation matters for the fiscal years ended June 30, 2005 and June 30, 2004, respectively. These fees were reimbursed to the fund by Putnam.

For the fiscal years ended June 30, 2005 and June 30, 2004, the fund's independent auditors billed aggregate non-audit fees in the amounts of $ 199,582 and $ 138,823 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represents fees billed for the fund's last two fiscal years.

Audit-Related Fees represents fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees Fees represent fees billed for services relating to an analysis of recordkeeping fees and fund expense processing.

Pre-Approval Policies of the Audit and Pricing Committee. The Audit and Pricing Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee and will generally not be subject to pre-approval procedures.

Under certain circumstances, the Audit and Pricing Committee believes that it may be appropriate for Putnam Investment Management, LLC ("Putnam Management") and certain of its affiliates to engage the services of the funds' independent auditors, but only after prior approval by the Committee.
 Such requests are required to be submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work must be performed by that particular audit firm. The Committee will review the proposed engagement at its next meeting.

Since May 6, 2003, all work performed by the independent auditors for the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund was pre-approved by the Committee or a member of the Committee pursuant to the pre-approval policies discussed above. Prior to that date, the Committee had a general policy to pre-approve the independent auditor's engagements for non-audit services with the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

The following table presents fees billed by the fund's principal auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
                                                              Total Non-Audit
Fiscal year ended Audit-Related Fees Tax Fees  All Other Fees Fees
----------------- ------------------ --------  -------------- ---------------
June 30, 2005     $--                $--       $--            $--
June 30, 2004     $--                $--       $--            $--

Item 5. Audit Committee:
----------------------------------------------------------------------------

Not applicable

Item 6. Schedule of Investments:
----------------------------------------------------------------------------

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
----------------------------------------------------------------------------
Management Investment Companies:
--------------------------------

Not applicable


Item 8. Purchases of Equity Securities by Closed-End Management Investment
----------------------------------------------------------------------------
Companies and Affiliated Purchasers:
------------------------------------

Not applicable

Item 9. Submission of Matters to a Vote of Security Holders:
----------------------------------------------------------------------------

Not applicable

Item 10. Controls and Procedures:
----------------------------------------------------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
----------------------------------------------------------------------------

(a) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):         /s/Michael T. Healy
                                  ------------------------------
                                  Michael T. Healy
                                  Principal Accounting Officer
Date: August 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):         /s/Charles E. Porter
                                  ------------------------------
                                  Charles E. Porter
                                  Principal Executive Officer
Date: August 29, 2005



By (Signature and Title):         /s/Steven D. Krichmar
                                  ------------------------------
                                  Steven D. Krichmar
                                  Principal Financial Officer
Date: August 29, 2005